UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Hong T. Le

American Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Semi-annual report for the six months ended June 30, 2023

Invest in a balanced
fund that has stood
the test of time

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended June 30, 2023:

	1 year	5 years	10 years

Class F-2 shares	8.79%	6.95%	8.24%
Class A shares (reflecting 5.75% maximum sales charge)	2.36	5.48	7.39

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.36% for Class F-2 shares and 0.57% for Class A shares as of the prospectus dated March 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2023 was 2.83% for Class F-2 shares and 2.47% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The fund’s 12-month distribution rate as of that date was 1.79% for Class F-2 shares and 1.50% for Class A shares. Both Class A share values reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Balanced Fund for the periods ended June 30, 2023, are shown in the table below, as well as results of the fund’s benchmarks.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/AMBFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

48	Financial statements

52	Notes to financial statements

66	Financial highlights

Results at a glance

For periods ended June 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]
American Balanced Fund (Class F-2 shares)[2]	6.93%	8.79%	6.95%	8.24%	10.46%
American Balanced Fund (Class A shares)	6.85	8.60	6.74	8.03	10.23
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index[3,4,5]	10.81	11.24	7.94	8.45	9.79
S&P 500 Index[4]	16.89	19.59	12.31	12.86	11.57
Bloomberg U.S. Aggregate Index[5]	2.09	–0.94	0.77	1.52	6.67

Past results are not predictive of results in future periods.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Lifetime returns are from July 26, 1975, the inception date of Class A shares and the date Capital Research and Management Company began managing the fund.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[4]	Source: S&P Dow Jones Indices LLC. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[5]	Source: Bloomberg Index Services Ltd. For the period July 31, 1975, to December 31, 1975, Bloomberg Government/Credit Bond Index was used. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.

American Balanced Fund	1

Investment portfolio June 30, 2023	unaudited

Investment mix by security type	Percent of net assets

Common stocks 62.02%	Shares	Value (000)
Information technology 13.23%
Microsoft Corp.	25,867,798	$8,809,020
Broadcom, Inc.	8,086,777	7,014,713
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	23,641,543	2,385,905
ASML Holding NV (New York registered) (ADR)	2,289,350	1,659,207
ASML Holding NV	485,000	351,077
Apple, Inc.	7,673,374	1,488,404
Applied Materials, Inc.	5,823,235	841,690
TE Connectivity, Ltd.	5,678,097	795,842
KLA Corp.	1,531,783	742,945
Intel Corp.	20,000,000	668,800
Oracle Corp.	4,871,223	580,114
Shopify, Inc., Class A, subordinate voting shares[1]	6,283,000	405,882
Micron Technology, Inc.	4,578,600	288,955
Arista Networks, Inc.[1]	1,384,000	224,291
Salesforce, Inc.[1]	953,000	201,331
SK hynix, Inc.	1,890,000	166,650
Adobe, Inc.[1]	235,506	115,160
		26,739,986

Health care 9.20%
UnitedHealth Group, Inc.	8,528,231	4,099,009
Eli Lilly and Company	4,655,696	2,183,428
Pfizer, Inc.	48,817,105	1,790,611
Gilead Sciences, Inc.	17,135,731	1,320,651
AstraZeneca PLC	8,056,844	1,154,048
Johnson & Johnson	6,634,626	1,098,163
Thermo Fisher Scientific, Inc.	2,072,784	1,081,475
AbbVie, Inc.	7,566,740	1,019,467
Vertex Pharmaceuticals, Inc.[1]	2,321,500	816,959
CVS Health Corp.	8,126,574	561,790
Centene Corp.[1]	7,338,000	494,948
Humana, Inc.	1,100,000	491,843
Abbott Laboratories	4,497,844	490,355
Bristol-Myers Squibb Company	5,628,195	359,923
Elevance Health, Inc.	796,642	353,940
Zoetis, Inc., Class A	1,870,777	322,167
The Cigna Group	941,627	264,221
Regeneron Pharmaceuticals, Inc.[1]	350,000	251,489
Merck & Co., Inc.	1,030,839	118,949
Catalent, Inc.[1]	2,711,592	117,575
ResMed, Inc.	323,200	70,619
Danaher Corp.	288,000	69,120
Cooper Companies, Inc.	159,900	61,310
		18,592,060

2	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Financials 6.78%
JPMorgan Chase & Co.	15,216,401	$2,213,073
Visa, Inc., Class A	5,523,920	1,311,821
Mastercard, Inc., Class A	2,795,856	1,099,610
Synchrony Financial[2]	22,145,238	751,166
Aon PLC, Class A	2,068,427	714,021
Blackstone, Inc.	7,416,745	689,535
Arthur J. Gallagher & Co.	2,443,121	536,436
Fiserv, Inc.[1]	3,931,700	495,984
Chubb, Ltd.	2,387,797	459,794
Discover Financial Services	3,878,000	453,144
Capital One Financial Corp.	3,782,000	413,637
HDFC Bank, Ltd.	19,703,000	409,365
Apollo Asset Management, Inc.	4,944,116	379,758
Berkshire Hathaway, Inc., Class B1	1,011,213	344,824
PNC Financial Services Group, Inc.	2,684,017	338,052
Wells Fargo & Company	7,163,035	305,718
S&P Global, Inc.	702,159	281,489
Goldman Sachs Group, Inc.	846,000	272,869
BlackRock, Inc.	375,700	259,661
Brookfield Corp., Class A	7,590,000	255,404
Blue Owl Capital, Inc., Class A	21,385,307	249,139
Morgan Stanley	2,877,068	245,702
East West Bancorp, Inc.	4,535,769	239,443
KKR & Co., Inc.	3,026,520	169,485
Marsh & McLennan Companies, Inc.	857,380	161,256
Intercontinental Exchange, Inc.	1,424,363	161,067
Progressive Corp.	1,189,429	157,445
CME Group, Inc., Class A	822,000	152,308
Fifth Third Bancorp	4,737,000	124,157
Brookfield Asset Management, Ltd., Class A3	1,609,250	52,510
AIA Group, Ltd.	1,621,400	16,543
		13,714,416

Consumer staples 6.17%
Philip Morris International, Inc.	41,699,328	4,070,688
Altria Group, Inc.	27,814,667	1,260,004
Target Corp.	9,074,429	1,196,917
Nestlé SA	8,449,093	1,016,635
Dollar General Corp.	5,883,742	998,942
Archer Daniels Midland Company	8,500,000	642,260
British American Tobacco PLC	15,192,283	504,026
British American Tobacco PLC (ADR)	2,847,000	94,520
Keurig Dr Pepper, Inc.	17,913,535	560,156
Procter & Gamble Company	2,685,327	407,472
General Mills, Inc.	5,064,228	388,426
Constellation Brands, Inc., Class A	1,524,416	375,205
Dollar Tree Stores, Inc.[1]	2,512,000	360,472
Anheuser-Busch InBev SA/NV (ADR)[3]	3,297,808	187,052
Anheuser-Busch InBev SA/NV	1,085,664	61,488
Mondelez International, Inc.	2,451,717	178,828
Estée Lauder Companies, Inc., Class A	820,509	161,132
		12,464,223

Industrials 6.10%
General Electric Co.	12,355,900	1,357,296
Carrier Global Corp.	26,629,472	1,323,751
Northrop Grumman Corp.	2,479,885	1,130,332
Caterpillar, Inc.	4,456,908	1,096,622
TransDigm Group, Inc.	780,163	697,598
Boeing Company[1]	3,187,189	673,007
L3Harris Technologies, Inc.	3,276,191	641,380
Lockheed Martin Corp.	1,227,000	564,886
Quanta Services, Inc.	2,289,000	449,674
CSX Corp.	12,489,368	425,887
Rockwell Automation	1,220,035	401,940
Union Pacific Corp.	1,823,539	373,133
Norfolk Southern Corp.	1,493,952	338,769
Waste Management, Inc.	1,863,000	323,081

American Balanced Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Raytheon Technologies Corp.	2,497,480	$244,653
Airbus SE, non-registered shares	1,691,941	244,579
United Parcel Service, Inc., Class B	1,354,000	242,704
United Airlines Holdings, Inc.[1]	4,315,089	236,769
Equifax, Inc.	938,869	220,916
Robert Half International, Inc.	2,687,700	202,169
Cintas Corp.	351,377	174,662
Southwest Airlines Co.	4,691,909	169,894
Paychex, Inc.	1,266,994	141,739
AMETEK, Inc.	847,674	137,221
Huntington Ingalls Industries, Inc.	555,000	126,318
PACCAR, Inc.	1,497,750	125,287
Ceridian HCM Holding, Inc.[1]	1,453,002	97,308
HEICO Corp.	544,506	96,345
ABB, Ltd.	1,779,844	70,034
		12,327,954

Consumer discretionary 5.67%
Home Depot, Inc.	8,992,689	2,793,489
D.R. Horton, Inc.	8,710,500	1,059,981
Amazon.com, Inc.[1]	7,421,480	967,464
General Motors Company	23,600,000	910,016
Darden Restaurants, Inc.	5,146,542	859,884
Aramark[2]	16,912,972	728,103
Booking Holdings, Inc.[1]	248,405	670,776
LVMH Moët Hennessy-Louis Vuitton SE	679,957	641,693
McDonald’s Corp.	1,713,000	511,176
TJX Companies, Inc.	5,725,844	485,494
Lennar Corp., Class A	2,953,400	370,091
Las Vegas Sands Corp.[1]	5,814,200	337,224
Industria de Diseño Textil, SA	8,097,134	314,592
Restaurant Brands International, Inc.	3,988,706	309,205
Chipotle Mexican Grill, Inc.[1]	100,909	215,844
Marriott International, Inc., Class A	609,583	111,974
YUM! Brands, Inc.	616,000	85,347
NIKE, Inc., Class B	757,900	83,649
Hilton Worldwide Holdings, Inc.	106,000	15,428
		11,471,430

Communication services 5.11%
Alphabet, Inc., Class C1	20,283,625	2,453,710
Alphabet, Inc., Class A1	6,271,520	750,701
Meta Platforms, Inc., Class A1	7,886,081	2,263,148
Comcast Corp., Class A	41,946,025	1,742,857
Netflix, Inc.[1]	3,054,128	1,345,313
Charter Communications, Inc., Class A1	3,170,922	1,164,902
Take-Two Interactive Software, Inc.[1]	1,880,350	276,712
ZoomInfo Technologies, Inc.[1]	9,127,300	231,742
Activision Blizzard, Inc.[1]	930,300	78,424
T-Mobile US, Inc.[1]	110,600	15,362
		10,322,871

Energy 4.17%
Canadian Natural Resources, Ltd. (CAD denominated)	32,969,613	1,853,615
Halliburton Co.	36,711,098	1,211,099
Pioneer Natural Resources Company	4,666,700	966,847
Chevron Corp.	5,154,859	811,117
TC Energy Corp. (CAD denominated)[3]	15,857,224	640,873
Exxon Mobil Corp.	5,589,066	599,427
Schlumberger NV	9,899,000	486,239
Baker Hughes Co., Class A	13,500,506	426,751
EQT Corp.	9,833,000	404,431
Hess Corp.	2,000,000	271,900
ConocoPhillips	2,266,800	234,863
HF Sinclair Corp.	4,781,000	213,280

4	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Coterra Energy, Inc.	5,426,441	$137,289
EOG Resources, Inc.	1,041,383	119,176
Cenovus Energy, Inc. (CAD denominated)	3,143,928	53,398
		8,430,305

Materials 2.28%
Linde PLC	2,675,437	1,019,556
Wheaton Precious Metals Corp.[3]	13,795,000	596,220
Shin-Etsu Chemical Co., Ltd.	16,500,000	548,407
Royal Gold, Inc.[2]	3,722,000	427,211
Corteva, Inc.	5,597,000	320,708
Vale SA (ADR), ordinary nominative shares	22,000,000	295,240
CF Industries Holdings, Inc.	3,336,000	231,585
Grupo México, SAB de CV, Series B	37,571,000	180,886
Nucor Corp.	1,100,000	180,378
Franco-Nevada Corp.	1,191,000	169,747
Dow, Inc.	2,591,965	138,048
Rio Tinto PLC	2,158,000	137,097
Mosaic Co.	3,000,000	105,000
Lundin Mining Corp.	9,068,000	71,052
First Quantum Minerals, Ltd.	2,405,000	56,896
LyondellBasell Industries NV	542,893	49,854
Glencore PLC	8,015,000	45,465
Agnico Eagle Mines, Ltd.	801,000	40,034
		4,613,384

Real estate 1.82%
Extra Space Storage, Inc. REIT	4,978,584	741,063
Public Storage REIT	2,286,066	667,257
Crown Castle, Inc. REIT	5,022,248	572,235
Equinix, Inc. REIT	649,010	508,785
Iron Mountain, Inc. REIT	6,460,000	367,057
Gaming and Leisure Properties, Inc. REIT	5,295,482	256,619
VICI Properties, Inc. REIT	6,120,113	192,355
Welltower, Inc. REIT	2,252,566	182,210
Sun Communities, Inc. REIT	1,000,000	130,460
American Tower Corp. REIT	350,000	67,879
		3,685,920

Utilities 1.49%
CenterPoint Energy, Inc.	25,569,141	745,341
Sempra Energy	4,876,460	709,964
Constellation Energy Corp.	5,147,287	471,234
PG&E Corp.[1]	24,745,909	427,609
NextEra Energy, Inc.	3,520,933	261,253
FirstEnergy Corp.	6,456,000	251,009
AES Corp.	7,035,300	145,842
		3,012,252

Total common stocks (cost: $74,248,647,000)		125,374,801

Investment funds 3.66%
Capital Group Central Corporate Bond Fund[2]	892,204,075	7,387,450

Total investment funds (cost: $8,769,999,000)		7,387,450

Bonds, notes & other debt instruments 29.54%	Principal amount (000)
Mortgage-backed obligations 11.72%
Federal agency mortgage-backed obligations 10.84%
Fannie Mae Pool #BE7150 3.50% 2/1/2032[4]	USD	117	112
Fannie Mae Pool #357399 5.50% 6/1/2033[4]		62	63
Fannie Mae Pool #AS0727 3.50% 10/1/2033[4]		67	64
Fannie Mae Pool #555880 5.50% 11/1/2033[4]		674	683
Fannie Mae Pool #555956 5.50% 12/1/2033[4]		600	614
Fannie Mae Pool #MA2138 3.50% 1/1/2035[4]		141	134

American Balanced Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AA0914 5.00% 7/1/2035[4]	USD	171	$172
Fannie Mae Pool #745092 6.50% 7/1/2035[4]		642	663
Fannie Mae Pool #887695 6.00% 6/1/2036[4]		242	251
Fannie Mae Pool #888292 6.00% 3/1/2037[4]		1,688	1,753
Fannie Mae Pool #256860 6.50% 8/1/2037[4]		220	226
Fannie Mae Pool #888746 6.50% 10/1/2037[4]		436	451
Fannie Mae Pool #MA3280 3.50% 2/1/2038[4]		106	100
Fannie Mae Pool #889658 6.50% 6/1/2038[4]		642	668
Fannie Mae Pool #MA3412 3.50% 7/1/2038[4]		273	258
Fannie Mae Pool #MA3539 4.50% 12/1/2038[4]		95	94
Fannie Mae Pool #FM1441 3.50% 8/1/2039[4]		378	356
Fannie Mae Pool #AD0679 5.50% 10/1/2039[4]		17	18
Fannie Mae Pool #932752 5.00% 4/1/2040[4]		287	289
Fannie Mae Pool #AD8536 5.00% 8/1/2040[4]		1,045	1,050
Fannie Mae Pool #AE3049 4.50% 9/1/2040[4]		1,788	1,762
Fannie Mae Pool #AE2513 5.00% 9/1/2040[4]		675	680
Fannie Mae Pool #AE4689 5.00% 9/1/2040[4]		255	252
Fannie Mae Pool #AE0395 4.50% 10/1/2040[4]		2,304	2,277
Fannie Mae Pool #AE5471 4.50% 10/1/2040[4]		1,452	1,432
Fannie Mae Pool #AH3575 4.50% 1/1/2041[4]		2,354	2,326
Fannie Mae Pool #AH9420 5.00% 4/1/2041[4]		270	272
Fannie Mae Pool #AH9370 5.00% 4/1/2041[4]		261	260
Fannie Mae Pool #AI2503 4.00% 5/1/2041[4]		1,923	1,850
Fannie Mae Pool #AI0582 5.00% 5/1/2041[4]		418	422
Fannie Mae Pool #AH9938 5.00% 5/1/2041[4]		157	157
Fannie Mae Pool #AI1865 5.00% 5/1/2041[4]		18	18
Fannie Mae Pool #AH5452 5.00% 6/1/2041[4]		227	225
Fannie Mae Pool #AI4289 5.00% 6/1/2041[4]		212	214
Fannie Mae Pool #AI4296 5.00% 6/1/2041[4]		65	66
Fannie Mae Pool #AI4563 5.00% 6/1/2041[4]		5	5
Fannie Mae Pool #MA4387 2.00% 7/1/2041[4]		30,189	25,769
Fannie Mae Pool #AI5589 4.50% 7/1/2041[4]		35	34
Fannie Mae Pool #AI8121 5.00% 7/1/2041[4]		620	624
Fannie Mae Pool #AI7218 5.00% 7/1/2041[4]		294	293
Fannie Mae Pool #MA0791 5.00% 7/1/2041[4]		87	88
Fannie Mae Pool #AI6576 5.00% 7/1/2041[4]		83	83
Fannie Mae Pool #AI7058 5.00% 7/1/2041[4]		48	48
Fannie Mae Pool #AI3894 5.00% 8/1/2041[4]		243	242
Fannie Mae Pool #AI7159 5.00% 9/1/2041[4]		109	109
Fannie Mae Pool #AJ1422 5.00% 9/1/2041[4]		4	4
Fannie Mae Pool #MA4501 2.00% 12/1/2041[4]		44,907	38,025
Fannie Mae Pool #FS0305 1.50% 1/1/2042[4]		114,436	92,846
Fannie Mae Pool #MA4520 2.00% 1/1/2042[4]		74,017	62,639
Fannie Mae Pool #AK2147 5.00% 2/1/2042[4]		218	216
Fannie Mae Pool #AQ9302 3.50% 1/1/2043[4]		487	456
Fannie Mae Pool #AT7696 3.50% 6/1/2043[4]		4,732	4,414
Fannie Mae Pool #AT7689 3.50% 6/1/2043[4]		2,055	1,920
Fannie Mae Pool #AT7680 3.50% 6/1/2043[4]		817	763
Fannie Mae Pool #AU8813 4.00% 11/1/2043[4]		254	246
Fannie Mae Pool #AU9348 4.00% 11/1/2043[4]		171	165
Fannie Mae Pool #AU9350 4.00% 11/1/2043[4]		137	132
Fannie Mae Pool #AV1538 4.50% 11/1/2043[4]		3,894	3,824
Fannie Mae Pool #FM9416 3.50% 7/1/2045[4]		75,911	70,663
Fannie Mae Pool #AL8354 3.50% 10/1/2045[4]		5,511	5,134
Fannie Mae Pool #BC0157 3.50% 1/1/2046[4]		6,590	6,133
Fannie Mae Pool #AL9499 3.50% 1/1/2046[4]		4,976	4,636
Fannie Mae Pool #AS6789 3.50% 3/1/2046[4]		5,153	4,795
Fannie Mae Pool #MA2608 3.00% 5/1/2046[4]		1,193	1,071
Fannie Mae Pool #AL8522 3.50% 5/1/2046[4]		8,857	8,243
Fannie Mae Pool #AS7168 3.50% 5/1/2046[4]		3,395	3,158
Fannie Mae Pool #BC7611 4.00% 5/1/2046[4]		448	428
Fannie Mae Pool #MA2771 3.00% 10/1/2046[4]		1,097	983
Fannie Mae Pool #FM2795 3.00% 11/1/2046[4]		3,616	3,240
Fannie Mae Pool #AS8310 3.00% 11/1/2046[4]		2,868	2,583
Fannie Mae Pool #BD9665 4.00% 11/1/2046[4]		872	833
Fannie Mae Pool #BE3151 3.50% 1/1/2047[4]		1,171	1,090
Fannie Mae Pool #BE3162 3.50% 1/1/2047[4]		981	907

6	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BM3528 3.50% 2/1/2047[4]	USD	32,876	$30,597
Fannie Mae Pool #BE9242 4.50% 3/1/2047[4]		21	20
Fannie Mae Pool #BM1179 3.00% 4/1/2047[4]		3,364	3,013
Fannie Mae Pool #BH7779 3.50% 8/1/2047[4]		27	25
Fannie Mae Pool #256893 7.00% 8/1/2047[4]		7	8
Fannie Mae Pool #BH4022 3.50% 9/1/2047[4]		15,507	14,322
Fannie Mae Pool #CA0453 4.00% 9/1/2047[4]		18,701	17,842
Fannie Mae Pool #BH6387 3.50% 10/1/2047[4]		361	334
Fannie Mae Pool #MA3149 4.00% 10/1/2047[4]		12,311	11,775
Fannie Mae Pool #CA0623 4.50% 10/1/2047[4]		2,600	2,559
Fannie Mae Pool #947661 6.50% 10/1/2047[4]		8	8
Fannie Mae Pool #256975 7.00% 10/1/2047[4]		38	39
Fannie Mae Pool #920015 7.00% 10/1/2047[4]		16	16
Fannie Mae Pool #BF0364 3.00% 11/1/2047[4]		20,256	18,220
Fannie Mae Pool #CA0770 3.50% 11/1/2047[4]		4,281	3,962
Fannie Mae Pool #MA3183 4.00% 11/1/2047[4]		3,039	2,904
Fannie Mae Pool #257030 6.50% 11/1/2047[4]		44	44
Fannie Mae Pool #257036 7.00% 11/1/2047[4]		12	12
Fannie Mae Pool #CA0854 3.50% 12/1/2047[4]		7,219	6,667
Fannie Mae Pool #BM4413 4.50% 12/1/2047[4]		6,435	6,319
Fannie Mae Pool #BM3332 3.50% 1/1/2048[4]		1,384	1,278
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[4]		231	221
Fannie Mae Pool #CA1015 4.00% 1/1/2048[4]		58	56
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[4]		86	84
Fannie Mae Pool #BK1198 4.00% 2/1/2048[4]		1,765	1,684
Fannie Mae Pool #MA3277 4.00% 2/1/2048[4]		46	44
Fannie Mae Pool #BK1135 4.50% 2/1/2048[4]		369	360
Fannie Mae Pool #BM3714 3.50% 3/1/2048[4]		5,405	4,992
Fannie Mae Pool #BJ6760 3.50% 3/1/2048[4]		3,481	3,215
Fannie Mae Pool #CA1532 3.50% 4/1/2048[4]		9,023	8,366
Fannie Mae Pool #CA1542 4.00% 4/1/2048[4]		141	135
Fannie Mae Pool #BJ9260 4.00% 4/1/2048[4]		16	15
Fannie Mae Pool #BM4033 3.50% 5/1/2048[4]		18,945	17,497
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[4]		5,353	5,241
Fannie Mae Pool #BJ5829 4.50% 6/1/2048[4]		52	51
Fannie Mae Pool #BF0293 3.00% 7/1/2048[4]		63,836	56,913
Fannie Mae Pool #BF0318 3.50% 8/1/2048[4]		28,575	26,399
Fannie Mae Pool #BM2007 4.00% 9/1/2048[4]		471	449
Fannie Mae Pool #FM1784 4.00% 9/1/2048[4]		197	188
Fannie Mae Pool #BF0323 3.00% 11/1/2048[4]		29,662	26,445
Fannie Mae Pool #BF0325 3.50% 11/1/2048[4]		37,587	34,725
Fannie Mae Pool #CA2642 4.50% 11/1/2048[4]		164	161
Fannie Mae Pool #CA3068 3.50% 2/1/2049[4]		5,458	5,041
Fannie Mae Pool #CA3184 4.00% 3/1/2049[4]		267	255
Fannie Mae Pool #FM3280 3.50% 5/1/2049[4]		19,813	18,446
Fannie Mae Pool #CA3807 3.00% 7/1/2049[4]		4,691	4,193
Fannie Mae Pool #CA3806 3.00% 7/1/2049[4]		3,113	2,784
Fannie Mae Pool #CA3814 3.50% 7/1/2049[4]		881	817
Fannie Mae Pool #CA4079 3.50% 8/1/2049[4]		19,666	18,157
Fannie Mae Pool #BO1345 3.50% 8/1/2049[4]		30	28
Fannie Mae Pool #CA3976 4.00% 8/1/2049[4]		1,476	1,407
Fannie Mae Pool #FM1668 4.00% 8/1/2049[4]		150	143
Fannie Mae Pool #FM2318 3.50% 9/1/2049[4]		23,296	21,507
Fannie Mae Pool #CA4112 3.50% 9/1/2049[4]		988	917
Fannie Mae Pool #FM1913 4.00% 9/1/2049[4]		3,505	3,344
Fannie Mae Pool #CA4432 4.00% 10/1/2049[4]		166	158
Fannie Mae Pool #CA4533 3.00% 11/1/2049[4]		34,510	30,842
Fannie Mae Pool #BO5349 3.50% 11/1/2049[4]		43	40
Fannie Mae Pool #CA4756 3.00% 12/1/2049[4]		18,454	16,475
Fannie Mae Pool #BO4808 3.00% 12/1/2049[4]		13,788	12,295
Fannie Mae Pool #CA4800 3.50% 12/1/2049[4]		51,541	47,848
Fannie Mae Pool #CA5968 2.50% 6/1/2050[4]		46,268	39,775
Fannie Mae Pool #CA6349 3.00% 7/1/2050[4]		6,287	5,573
Fannie Mae Pool #CA6579 2.00% 8/1/2050[4]		48,055	39,613
Fannie Mae Pool #CA6593 2.50% 8/1/2050[4]		40,932	35,211
Fannie Mae Pool #MA4096 2.50% 8/1/2050[4]		13,357	11,428
Fannie Mae Pool #CA6740 3.00% 8/1/2050[4]		3,752	3,325

American Balanced Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4119 2.00% 9/1/2050[4]	USD	117,470	$96,742
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[4]		35,526	29,246
Fannie Mae Pool #BP6715 2.00% 9/1/2050[4]		135	111
Fannie Mae Pool #CA7028 2.50% 9/1/2050[4]		2,267	1,950
Fannie Mae Pool #CA7048 3.00% 9/1/2050[4]		42,561	37,818
Fannie Mae Pool #CA7052 3.00% 9/1/2050[4]		2,454	2,176
Fannie Mae Pool #CA7325 2.00% 10/1/2050[4]		84,606	70,095
Fannie Mae Pool #MA4158 2.00% 10/1/2050[4]		50,323	41,478
Fannie Mae Pool #CA7381 3.00% 10/1/2050[4]		5,765	5,108
Fannie Mae Pool #CA7599 2.50% 11/1/2050[4]		37,639	32,408
Fannie Mae Pool #CA7737 2.50% 11/1/2050[4]		9,852	8,396
Fannie Mae Pool #CA7606 3.00% 11/1/2050[4]		105,553	94,286
Fannie Mae Pool #MA4208 2.00% 12/1/2050[4]		198,488	163,411
Fannie Mae Pool #CA8108 2.00% 12/1/2050[4]		18,440	15,177
Fannie Mae Pool #CA8130 2.50% 12/1/2050[4]		28,026	23,953
Fannie Mae Pool #FM5173 2.50% 12/1/2050[4]		18,361	15,681
Fannie Mae Pool #CA8044 2.50% 12/1/2050[4]		17,168	14,673
Fannie Mae Pool #CA8285 3.00% 12/1/2050[4]		49,007	43,807
Fannie Mae Pool #CA8046 3.00% 12/1/2050[4]		32,977	29,572
Fannie Mae Pool #FM5166 3.00% 12/1/2050[4]		3,882	3,440
Fannie Mae Pool #MA4237 2.00% 1/1/2051[4]		68,212	56,155
Fannie Mae Pool #CA8601 2.50% 1/1/2051[4]		50,164	42,788
Fannie Mae Pool #CA8862 2.50% 1/1/2051[4]		36,255	30,963
Fannie Mae Pool #FM5509 3.00% 1/1/2051[4]		126,784	112,420
Fannie Mae Pool #CA8820 2.00% 2/1/2051[4]		36,956	30,386
Fannie Mae Pool #BR2666 2.00% 2/1/2051[4]		29,501	24,404
Fannie Mae Pool #CA8828 2.50% 2/1/2051[4]		25,584	22,013
Fannie Mae Pool #FM5778 2.50% 2/1/2051[4]		20,011	17,090
Fannie Mae Pool #CA9308 3.00% 2/1/2051[4]		125,417	110,953
Fannie Mae Pool #CA8870 3.00% 2/1/2051[4]		114,037	101,528
Fannie Mae Pool #CA8969 3.00% 2/1/2051[4]		1,326	1,175
Fannie Mae Pool #MA4282 2.50% 3/1/2051[4]		9,203	7,853
Fannie Mae Pool #CB0290 2.00% 4/1/2051[4]		339,563	279,198
Fannie Mae Pool #MA4305 2.00% 4/1/2051[4]		4,335	3,553
Fannie Mae Pool #MA4306 2.50% 4/1/2051[4]		25,992	22,174
Fannie Mae Pool #CB0191 3.00% 4/1/2051[4]		40,539	35,922
Fannie Mae Pool #CB0193 3.00% 4/1/2051[4]		4,986	4,418
Fannie Mae Pool #CB0496 2.00% 5/1/2051[4]		226,759	185,984
Fannie Mae Pool #MA4325 2.00% 5/1/2051[4]		188,746	154,718
Fannie Mae Pool #BR1035 2.00% 5/1/2051[4]		2,559	2,097
Fannie Mae Pool #CB0457 2.50% 5/1/2051[4]		182,620	156,079
Fannie Mae Pool #BR9540 4.00% 5/1/2051[4]		2,497	2,433
Fannie Mae Pool #FM7803 2.00% 6/1/2051[4]		37,921	31,374
Fannie Mae Pool #FM7909 3.00% 6/1/2051[4]		3,947	3,497
Fannie Mae Pool #CB0738 3.00% 6/1/2051[4]		1,781	1,571
Fannie Mae Pool #BR2095 2.50% 7/1/2051[4]		30,746	26,220
Fannie Mae Pool #FS1057 2.50% 8/1/2051[4]		1,332	1,137
Fannie Mae Pool #FM8477 3.00% 8/1/2051[4]		104,653	92,666
Fannie Mae Pool #FM8453 3.00% 8/1/2051[4]		51,400	45,781
Fannie Mae Pool #CB1304 3.00% 8/1/2051[4]		3,930	3,496
Fannie Mae Pool #MA4415 3.00% 9/1/2051[4]		45,802	40,449
Fannie Mae Pool #FS4628 3.00% 10/1/2051[4]		29,600	26,227
Fannie Mae Pool #FS0965 2.00% 11/1/2051[4]		20,488	16,878
Fannie Mae Pool #MA4465 2.00% 11/1/2051[4]		10,000	8,177
Fannie Mae Pool #FM9632 3.00% 11/1/2051[4]		43,190	38,377
Fannie Mae Pool #CB2078 3.00% 11/1/2051[4]		28,810	25,484
Fannie Mae Pool #FM9631 3.00% 11/1/2051[4]		18,364	16,314
Fannie Mae Pool #BU3349 3.50% 11/1/2051[4]		44	41
Fannie Mae Pool #CB2375 2.50% 12/1/2051[4]		81,437	69,672
Fannie Mae Pool #CB2319 2.50% 12/1/2051[4]		80,467	69,016
Fannie Mae Pool #CB2286 2.50% 12/1/2051[4]		44,547	38,168
Fannie Mae Pool #CB2372 2.50% 12/1/2051[4]		38,592	33,069
Fannie Mae Pool #BT9483 2.50% 12/1/2051[4]		30,689	26,334
Fannie Mae Pool #BT9510 2.50% 12/1/2051[4]		30,348	26,054
Fannie Mae Pool #CB2371 2.50% 12/1/2051[4]		22,358	19,170
Fannie Mae Pool #CB2373 2.50% 12/1/2051[4]		13,886	11,903
Fannie Mae Pool #MA4493 2.50% 12/1/2051[4]		3,319	2,822

8	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS0182 3.00% 1/1/2052[4]	USD	37,427	$33,117
Fannie Mae Pool #FS0972 3.50% 1/1/2052[4]		6,927	6,427
Fannie Mae Pool #BV3001 3.50% 1/1/2052[4]		2,941	2,684
Fannie Mae Pool #BU7427 3.50% 1/1/2052[4]		837	774
Fannie Mae Pool #BV3080 2.00% 2/1/2052[4]		82,308	67,323
Fannie Mae Pool #BV3076 2.00% 2/1/2052[4]		71,268	58,281
Fannie Mae Pool #CB2765 2.00% 2/1/2052[4]		63,946	52,550
Fannie Mae Pool #CB2870 2.50% 2/1/2052[4]		403	342
Fannie Mae Pool #CB2882 3.00% 2/1/2052[4]		80,392	71,454
Fannie Mae Pool #FS0647 3.00% 2/1/2052[4]		10,964	9,787
Fannie Mae Pool #CB3177 3.50% 3/1/2052[4]		52,747	48,160
Fannie Mae Pool #CB3126 3.50% 3/1/2052[4]		8,842	8,130
Fannie Mae Pool #BV4158 3.50% 3/1/2052[4]		902	823
Fannie Mae Pool #BV3316 3.50% 3/1/2052[4]		447	408
Fannie Mae Pool #CB3417 3.50% 4/1/2052[4]		24,159	22,053
Fannie Mae Pool #BV0242 3.50% 4/1/2052[4]		905	826
Fannie Mae Pool #FS1206 3.50% 4/1/2052[4]		803	735
Fannie Mae Pool #FS1429 3.50% 4/1/2052[4]		233	213
Fannie Mae Pool #BV9644 2.50% 5/1/2052[4]		298	253
Fannie Mae Pool #BT2347 3.50% 5/1/2052[4]		3,650	3,331
Fannie Mae Pool #FS2425 3.50% 5/1/2052[4]		1,034	944
Fannie Mae Pool #CB3620 4.00% 5/1/2052[4]		84,723	79,598
Fannie Mae Pool #FS1834 4.00% 5/1/2052[4]		44,511	42,006
Fannie Mae Pool #CB3653 5.00% 5/1/2052[4]		31	30
Fannie Mae Pool #MA4623 2.50% 6/1/2052[4]		687	583
Fannie Mae Pool #BV7809 3.50% 6/1/2052[4]		802	731
Fannie Mae Pool #FS3539 3.50% 7/1/2052[4]		13,115	11,964
Fannie Mae Pool #FS4747 3.50% 8/1/2052[4]		12,252	11,182
Fannie Mae Pool #BT8308 4.50% 8/1/2052[4]		873	840
Fannie Mae Pool #BW9206 5.50% 8/1/2052[4]		189	193
Fannie Mae Pool #MA4732 4.00% 9/1/2052[4]		15,410	14,473
Fannie Mae Pool #BW1289 5.50% 10/1/2052[4]		8,279	8,267
Fannie Mae Pool #BW1243 5.50% 10/1/2052[4]		7,742	7,734
Fannie Mae Pool #MA4842 5.50% 12/1/2052[4]		51,795	51,722
Fannie Mae Pool #BX4004 5.50% 12/1/2052[4]		1,686	1,678
Fannie Mae Pool #BX3726 5.50% 12/1/2052[4]		853	851
Fannie Mae Pool #BX3716 5.50% 12/1/2052[4]		747	746
Fannie Mae Pool #FS4947 4.00% 1/1/2053[4]		128,758	120,955
Fannie Mae Pool #BX0856 5.50% 1/1/2053[4]		836	832
Fannie Mae Pool #BX5592 5.50% 1/1/2053[4]		604	602
Fannie Mae Pool #BX6108 5.50% 1/1/2053[4]		66	66
Fannie Mae Pool #MA4917 4.50% 2/1/2053[4]		877	844
Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]		16,564	16,493
Fannie Mae Pool #BX7384 5.50% 2/1/2053[4]		1,283	1,278
Fannie Mae Pool #FS4024 5.50% 2/1/2053[4]		588	587
Fannie Mae Pool #BW5124 5.50% 2/1/2053[4]		107	107
Fannie Mae Pool #FS3759 6.00% 2/1/2053[4]		39,214	40,344
Fannie Mae Pool #BX7703 6.50% 2/1/2053[4]		429	439
Fannie Mae Pool #BX7774 5.50% 3/1/2053[4]		12,051	12,001
Fannie Mae Pool #BX9431 5.50% 3/1/2053[4]		4,000	3,983
Fannie Mae Pool #BX7782 5.50% 3/1/2053[4]		2,016	2,008
Fannie Mae Pool #BX8514 5.50% 3/1/2053[4]		200	199
Fannie Mae Pool #MA4977 4.50% 4/1/2053[4]		37,611	36,181
Fannie Mae Pool #BW5269 4.50% 4/1/2053[4]		14,451	13,902
Fannie Mae Pool #MA4979 5.50% 4/1/2053[4]		5,414	5,391
Fannie Mae Pool #BX9116 5.50% 4/1/2053[4]		4,000	3,983
Fannie Mae Pool #BX8556 5.50% 4/1/2053[4]		3,000	2,991
Fannie Mae Pool #BY0667 5.50% 4/1/2053[4]		1,000	996
Fannie Mae Pool #BY0007 5.50% 4/1/2053[4]		863	859
Fannie Mae Pool #BY3206 5.50% 4/1/2053[4]		547	545
Fannie Mae Pool #BX8883 5.50% 4/1/2053[4]		145	145
Fannie Mae Pool #MA5008 4.50% 5/1/2053[4]		34,711	33,392
Fannie Mae Pool #FS4563 5.00% 5/1/2053[4]		10,834	10,627
Fannie Mae Pool #BY0091 5.50% 5/1/2053[4]		9,999	9,958
Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]		7,476	7,444
Fannie Mae Pool #BY2505 5.50% 5/1/2053[4]		4,433	4,415
Fannie Mae Pool #BY0204 5.50% 5/1/2053[4]		4,000	3,983

American Balanced Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BY4413 5.50% 5/1/2053[4]	USD	304	$302
Fannie Mae Pool #FS5192 5.50% 6/1/2053[4]		80,218	80,037
Fannie Mae Pool #BY3521 5.50% 6/1/2053[4]		18,229	18,151
Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]		4,615	4,595
Fannie Mae Pool #BY3337 5.50% 6/1/2053[4]		386	384
Fannie Mae Pool #FS4652 6.50% 6/1/2053[4]		36,970	37,794
Fannie Mae Pool #CB6491 6.50% 6/1/2053[4]		8,257	8,479
Fannie Mae Pool #CB6490 6.50% 6/1/2053[4]		2,798	2,859
Fannie Mae Pool #CB6468 6.50% 6/1/2053[4]		2,041	2,091
Fannie Mae Pool #MA5071 5.00% 7/1/2053[4]		50,073	49,093
Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]		36,633	36,477
Fannie Mae Pool #BF0174 3.00% 2/1/2057[4]		5,430	4,741
Fannie Mae Pool #BF0177 3.00% 2/1/2057[4]		5,164	4,565
Fannie Mae Pool #BF0145 3.50% 3/1/2057[4]		112,614	103,331
Fannie Mae Pool #BF0189 3.00% 6/1/2057[4]		8,207	7,255
Fannie Mae Pool #BF0219 3.50% 9/1/2057[4]		25,287	23,077
Fannie Mae Pool #BF0226 3.50% 1/1/2058[4]		35,303	32,451
Fannie Mae Pool #BF0262 3.00% 5/1/2058[4]		431	381
Fannie Mae Pool #BF0332 3.00% 1/1/2059[4]		64,261	56,804
Fannie Mae Pool #BM6736 4.50% 11/1/2059[4]		3,349	3,242
Fannie Mae Pool #BF0481 3.50% 6/1/2060[4]		86,382	78,842
Fannie Mae Pool #BF0497 3.00% 7/1/2060[4]		53,012	45,291
Fannie Mae Pool #BF0548 3.00% 7/1/2061[4]		56,720	49,213
Fannie Mae Pool #BF0547 3.00% 7/1/2061[4]		37,219	32,879
Fannie Mae Pool #BF0585 4.50% 12/1/2061[4]		58,414	56,384
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[4,5]		1,666	1,643
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.623% 5/25/2024[4,5]		373	367
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.625% 7/25/2024[4,5]		693	674
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 7/25/2024[4,5]		8,526	8,303
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.624% 11/25/2024[4,5]		376	363
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.554% 12/25/2026[4,5]		28,638	26,618
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[4,5]		2,179	2,055
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.165% 6/25/2027[4,5]		2,484	2,345
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[4]		288	240
Freddie Mac Pool #ZJ9097 5.00% 2/1/2024[4]		12	12
Freddie Mac Pool #ZS9118 5.00% 3/1/2024[4]		1	1
Freddie Mac Pool #ZA1894 5.00% 8/1/2025[4]		3	3
Freddie Mac Pool #ZA1914 5.00% 12/1/2025[4]		5	5
Freddie Mac Pool #ZA1927 5.00% 3/1/2026[4]		14	14
Freddie Mac Pool #ZA1950 6.50% 8/1/2026[4]		74	74
Freddie Mac Pool #ZS8832 5.00% 3/1/2027[4]		2	2
Freddie Mac Pool #ZA1997 5.00% 4/1/2027[4]		29	28
Freddie Mac Pool #D97504 6.50% 12/1/2027[4]		74	74
Freddie Mac Pool #C91130 6.50% 12/1/2027[4]		45	46
Freddie Mac Pool #C91150 6.50% 1/1/2028[4]		52	54
Freddie Mac Pool #G16210 3.50% 6/1/2032[4]		31	30
Freddie Mac Pool #ZA2384 3.50% 6/1/2035[4]		191	181
Freddie Mac Pool #A56076 5.50% 1/1/2037[4]		9	9
Freddie Mac Pool #C91912 3.00% 2/1/2037[4]		15,549	14,394
Freddie Mac Pool #C91917 3.00% 2/1/2037[4]		6,927	6,408
Freddie Mac Pool #G06028 5.50% 7/1/2037[4]		136	136
Freddie Mac Pool #G08248 5.50% 2/1/2038[4]		41	42
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[4]		73	69
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[4]		7,168	6,615
Freddie Mac Pool #G04552 6.00% 9/1/2038[4]		334	346
Freddie Mac Pool #G05979 5.50% 10/1/2038[4]		19	20
Freddie Mac Pool #G05546 5.50% 7/1/2039[4]		79	81
Freddie Mac Pool #A90351 4.50% 1/1/2040[4]		105	103
Freddie Mac Pool #G05937 4.50% 8/1/2040[4]		2,277	2,253
Freddie Mac Pool #RB5071 2.00% 9/1/2040[4]		101,313	86,954
Freddie Mac Pool #A97543 4.50% 3/1/2041[4]		177	175
Freddie Mac Pool #A97669 4.50% 3/1/2041[4]		143	142
Freddie Mac Pool #Q01190 4.50% 6/1/2041[4]		82	80
Freddie Mac Pool #Q01160 5.00% 6/1/2041[4]		124	125
Freddie Mac Pool #SC0148 2.00% 7/1/2041[4]		2,498	2,134
Freddie Mac Pool #Q03821 4.50% 10/1/2041[4]		371	367
Freddie Mac Pool #Q03795 4.50% 10/1/2041[4]		26	25

10	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q11220 3.50% 9/1/2042[4]	USD	419	$393
Freddie Mac Pool #V80026 3.00% 4/1/2043[4]		27	25
Freddie Mac Pool #G07921 3.50% 4/1/2043[4]		350	328
Freddie Mac Pool #Q23190 4.00% 11/1/2043[4]		215	207
Freddie Mac Pool #Q23185 4.00% 11/1/2043[4]		177	171
Freddie Mac Pool #Q26734 4.00% 6/1/2044[4]		1,678	1,612
Freddie Mac Pool #SD0480 3.50% 6/1/2045[4]		9,140	8,553
Freddie Mac Pool #760014 2.73% 8/1/2045[4,5]		695	661
Freddie Mac Pool #Q37988 4.00% 12/1/2045[4]		4,054	3,883
Freddie Mac Pool #G60344 4.00% 12/1/2045[4]		3,477	3,330
Freddie Mac Pool #Z40130 3.00% 1/1/2046[4]		13,887	12,463
Freddie Mac Pool #Q40476 4.00% 4/1/2046[4]		2,601	2,488
Freddie Mac Pool #Q40458 4.00% 4/1/2046[4]		543	519
Freddie Mac Pool #G60744 3.50% 7/1/2046[4]		1,634	1,522
Freddie Mac Pool #Q41909 4.50% 7/1/2046[4]		310	304
Freddie Mac Pool #V82628 4.00% 9/1/2046[4]		8,268	7,911
Freddie Mac Pool #760015 2.568% 1/1/2047[4,5]		4,803	4,555
Freddie Mac Pool #G60928 4.50% 4/1/2047[4]		2,253	2,215
Freddie Mac Pool #ZS4726 3.50% 7/1/2047[4]		23	22
Freddie Mac Pool #G08775 4.00% 8/1/2047[4]		10,891	10,319
Freddie Mac Pool #G61295 3.50% 9/1/2047[4]		5,460	5,089
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[4]		144	132
Freddie Mac Pool #V83507 4.00% 10/1/2047[4]		1,727	1,649
Freddie Mac Pool #G61733 3.00% 12/1/2047[4]		17,029	15,271
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[4]		16,362	15,111
Freddie Mac Pool #G61662 3.50% 2/1/2048[4]		5,277	4,879
Freddie Mac Pool #Q54547 4.00% 3/1/2048[4]		7,544	7,205
Freddie Mac Pool #SI2002 4.00% 3/1/2048[4]		30	29
Freddie Mac Pool #G61628 3.50% 9/1/2048[4]		6,405	5,922
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[4]		3,569	3,405
Freddie Mac Pool #V85664 3.50% 6/1/2049[4]		28,663	26,496
Freddie Mac Pool #SD7506 4.00% 9/1/2049[4]		44,716	42,788
Freddie Mac Pool #SD7508 3.50% 10/1/2049[4]		9,209	8,508
Freddie Mac Pool #RA1744 4.00% 11/1/2049[4]		670	639
Freddie Mac Pool #QA5118 3.50% 12/1/2049[4]		33,990	31,367
Freddie Mac Pool #RA3384 3.00% 8/1/2050[4]		2,546	2,256
Freddie Mac Pool #RA3506 3.00% 9/1/2050[4]		6,488	5,748
Freddie Mac Pool #SD8106 2.00% 11/1/2050[4]		110,746	91,173
Freddie Mac Pool #SD7528 2.00% 11/1/2050[4]		101,009	83,567
Freddie Mac Pool #RA4070 2.50% 11/1/2050[4]		19,834	16,951
Freddie Mac Pool #RA3987 2.50% 11/1/2050[4]		18,975	16,217
Freddie Mac Pool #RA4352 2.00% 1/1/2051[4]		33,692	27,668
Freddie Mac Pool #QB8605 2.00% 2/1/2051[4]		31,778	26,288
Freddie Mac Pool #SD8128 2.00% 2/1/2051[4]		15,026	12,338
Freddie Mac Pool #SD1729 2.50% 2/1/2051[4]		51,510	44,028
Freddie Mac Pool #SD8134 2.00% 3/1/2051[4]		115,960	95,103
Freddie Mac Pool #RA5287 2.00% 5/1/2051[4]		61,299	50,363
Freddie Mac Pool #RA5288 2.00% 5/1/2051[4]		11,664	9,583
Freddie Mac Pool #RA5259 2.50% 5/1/2051[4]		218,738	186,934
Freddie Mac Pool #RA5219 2.50% 5/1/2051[4]		11,843	10,079
Freddie Mac Pool #RA5267 3.00% 5/1/2051[4]		4,154	3,681
Freddie Mac Pool #SD7544 3.00% 7/1/2051[4]		16,192	14,422
Freddie Mac Pool #QC4071 3.00% 7/1/2051[4]		805	715
Freddie Mac Pool #QC5996 3.00% 8/1/2051[4]		2,158	1,913
Freddie Mac Pool #SD7545 2.50% 9/1/2051[4]		71,383	61,381
Freddie Mac Pool #RA5782 2.50% 9/1/2051[4]		18,447	15,761
Freddie Mac Pool #RA5971 3.00% 9/1/2051[4]		51,088	45,445
Freddie Mac Pool #RA5901 3.00% 9/1/2051[4]		4,198	3,715
Freddie Mac Pool #QC7504 3.00% 9/1/2051[4]		180	159
Freddie Mac Pool #SD8172 2.00% 10/1/2051[4]		9,913	8,106
Freddie Mac Pool #SD2880 3.00% 10/1/2051[4]		57,925	51,309
Freddie Mac Pool #SD0734 3.00% 10/1/2051[4]		4,942	4,396
Freddie Mac Pool #RA6406 2.00% 11/1/2051[4]		5,952	4,878
Freddie Mac Pool #SD7548 2.50% 11/1/2051[4]		462,157	396,591
Freddie Mac Pool #RA6347 3.00% 11/1/2051[4]		4,805	4,252
Freddie Mac Pool #RA6483 2.50% 12/1/2051[4]		69,961	59,854
Freddie Mac Pool #SD0855 2.50% 1/1/2052[4]		33,578	28,548

American Balanced Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7552 2.50% 1/1/2052[4]	USD	27,302	$23,395
Freddie Mac Pool #SD0813 3.00% 1/1/2052[4]		10,804	9,606
Freddie Mac Pool #QD7397 2.50% 2/1/2052[4]		493	421
Freddie Mac Pool #QD7089 3.50% 2/1/2052[4]		9,155	8,362
Freddie Mac Pool #QD8873 3.50% 2/1/2052[4]		12	11
Freddie Mac Pool #SD7553 3.00% 3/1/2052[4]		225,725	200,814
Freddie Mac Pool #SD7554 2.50% 4/1/2052[4]		38,607	33,119
Freddie Mac Pool #SD8205 2.50% 4/1/2052[4]		630	535
Freddie Mac Pool #QD9278 3.50% 4/1/2052[4]		4,486	4,098
Freddie Mac Pool #SD8214 3.50% 5/1/2052[4]		82,773	75,495
Freddie Mac Pool #RA7326 3.50% 5/1/2052[4]		99	90
Freddie Mac Pool #RA7399 4.00% 5/1/2052[4]		39,096	36,798
Freddie Mac Pool #QE2335 4.00% 5/1/2052[4]		34,140	32,135
Freddie Mac Pool #QE3580 3.50% 6/1/2052[4]		19,493	17,779
Freddie Mac Pool #SD2088 3.50% 6/1/2052[4]		781	712
Freddie Mac Pool #QE4383 4.00% 6/1/2052[4]		859	809
Freddie Mac Pool #RA7502 5.00% 6/1/2052[4]		982	965
Freddie Mac Pool #SD7556 3.00% 8/1/2052[4]		25,567	22,702
Freddie Mac Pool #SD1766 4.00% 8/1/2052[4]		15,819	14,891
Freddie Mac Pool #QF0323 4.00% 9/1/2052[4]		996	935
Freddie Mac Pool #RA7938 5.00% 9/1/2052[4]		62,009	60,846
Freddie Mac Pool #QF2221 4.00% 10/1/2052[4]		983	924
Freddie Mac Pool #QF1489 4.00% 10/1/2052[4]		149	140
Freddie Mac Pool #SD8257 4.50% 10/1/2052[4]		155,714	149,825
Freddie Mac Pool #SD8265 4.00% 11/1/2052[4]		412	387
Freddie Mac Pool #SD1897 4.50% 11/1/2052[4]		161,936	158,012
Freddie Mac Pool #SD1895 4.50% 11/1/2052[4]		33,056	32,398
Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]		85,320	83,675
Freddie Mac Pool #SD1961 5.50% 12/1/2052[4]		5,811	5,803
Freddie Mac Pool #QF4136 5.50% 12/1/2052[4]		1,621	1,616
Freddie Mac Pool #SD8288 5.00% 1/1/2053[4]		398	390
Freddie Mac Pool #QF5394 5.50% 1/1/2053[4]		1,600	1,593
Freddie Mac Pool #QF5680 5.50% 1/1/2053[4]		1,431	1,429
Freddie Mac Pool #QF5251 5.50% 1/1/2053[4]		712	709
Freddie Mac Pool #QF6796 5.50% 1/1/2053[4]		396	395
Freddie Mac Pool #QF7774 5.50% 2/1/2053[4]		4,353	4,336
Freddie Mac Pool #QF8331 5.50% 2/1/2053[4]		3,232	3,224
Freddie Mac Pool #QF7048 5.50% 2/1/2053[4]		98	98
Freddie Mac Pool #SD8306 4.50% 3/1/2053[4]		64,964	62,494
Freddie Mac Pool #QF8926 4.50% 3/1/2053[4]		18,892	18,184
Freddie Mac Pool #QF8936 4.50% 3/1/2053[4]		995	957
Freddie Mac Pool #QF8462 5.50% 3/1/2053[4]		19,044	18,963
Freddie Mac Pool #QF8552 5.50% 3/1/2053[4]		558	556
Freddie Mac Pool #QF8554 5.50% 3/1/2053[4]		92	92
Freddie Mac Pool #QF9076 5.50% 3/1/2053[4]		78	77
Freddie Mac Pool #SD8314 4.50% 4/1/2053[4]		217,194	208,937
Freddie Mac Pool #SD2716 5.00% 4/1/2053[4]		17,545	17,212
Freddie Mac Pool #SD8315 5.00% 4/1/2053[4]		1,115	1,093
Freddie Mac Pool #QG1023 5.50% 4/1/2053[4]		8,999	8,961
Freddie Mac Pool #QG0979 5.50% 4/1/2053[4]		253	253
Freddie Mac Pool #QG1387 5.50% 4/1/2053[4]		56	56
Freddie Mac Pool #SD8322 4.50% 5/1/2053[4]		128,608	123,718
Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]		334,774	328,248
Freddie Mac Pool #SD8324 5.50% 5/1/2053[4]		8,595	8,558
Freddie Mac Pool #SD8329 5.00% 6/1/2053[4]		5,748	5,635
Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]		19,576	19,493
Freddie Mac Pool #QG4632 5.50% 6/1/2053[4]		16,770	16,698
Freddie Mac Pool #QG4732 5.50% 6/1/2053[4]		2,554	2,543
Freddie Mac Pool #RA9279 6.00% 6/1/2053[4]		16,564	16,791
Freddie Mac Pool #RA9283 6.00% 6/1/2053[4]		15,889	16,121
Freddie Mac Pool #RA9281 6.00% 6/1/2053[4]		10,099	10,197
Freddie Mac Pool #RA9284 6.00% 6/1/2053[4]		7,033	7,204
Freddie Mac Pool #RA9294 6.50% 6/1/2053[4]		3,813	3,910
Freddie Mac Pool #RA9292 6.50% 6/1/2053[4]		3,202	3,280
Freddie Mac Pool #RA9289 6.50% 6/1/2053[4]		3,110	3,209
Freddie Mac Pool #RA9288 6.50% 6/1/2053[4]		2,982	3,087
Freddie Mac Pool #RA9287 6.50% 6/1/2053[4]		2,051	2,126

12	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9290 6.50% 6/1/2053[4]	USD	1,597	$1,645
Freddie Mac Pool #RA9291 6.50% 6/1/2053[4]		1,106	1,130
Freddie Mac Pool #RA9295 6.50% 6/1/2053[4]		814	846
Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]		72,800	71,375
Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]		82,022	81,675
Freddie Mac Pool #SD3356 6.00% 7/1/2053[4]		599	604
Freddie Mac, Series T041, Class 3A, 4.317% 7/25/2032[4,5]		761	718
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[4]		38	38
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 8/25/2023[4]		8,334	8,285
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 1/25/2024[4]		42,635	42,011
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[4]		10,975	10,562
Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[4]		1,055	1,017
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[4,5]		2,372	2,309
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[4]		1,089	1,052
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[4]		16,796	16,027
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[4]		1,513	1,471
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[4]		1,036	993
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[4,5]		19,716	19,136
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[4]		27,390	26,287
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[4]		26,791	22,901
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[4]		11,551	9,832
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[4,5]		14,964	13,848
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[4]		5,099	4,684
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[4,5]		9,130	8,497
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[4]		33,983	31,306
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[4,5]		33,375	30,833
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[4,5]		7,064	6,345
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[4]		5,838	5,236
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[4]		22,193	20,864
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[4]		14,481	12,922
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[4]		57,110	53,378
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[4]		36,121	32,988
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[4]		7,211	6,805
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[4]		27,162	25,539
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[4]		24,325	22,496
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[4]		10,103	9,229
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[4]		4,872	4,310
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[4]		1,427	1,183
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[4]		13,347	12,479
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[4]		49,523	42,209
Government National Mortgage Assn. 2.00% 7/1/2053[4,6]		236,403	198,754
Government National Mortgage Assn. 2.50% 7/1/2053[4,6]		48,173	41,722
Government National Mortgage Assn. 3.00% 7/1/2053[4,6]		48,753	43,572
Government National Mortgage Assn. 3.50% 7/1/2053[4,6]		9,801	9,047
Government National Mortgage Assn. 4.00% 7/1/2053[4,6]		367,360	347,658
Government National Mortgage Assn. 4.50% 7/1/2053[4,6]		16,233	15,668
Government National Mortgage Assn. 5.50% 7/1/2053[4,6]		117,202	116,662
Government National Mortgage Assn. 2.50% 8/1/2053[4,6]		114,560	99,291
Government National Mortgage Assn. 3.00% 8/1/2053[4,6]		209,311	187,227

American Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. 3.50% 8/1/2053[4,6]	USD	9,700	$8,964
Government National Mortgage Assn. 4.00% 8/1/2053[4,6]		340,825	322,759
Government National Mortgage Assn. 4.50% 8/1/2053[4,6]		79,850	77,111
Government National Mortgage Assn. 5.00% 8/1/2053[4,6]		164,453	161,562
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038[4]		1,208	1,264
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041[4]		3,249	3,164
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044[4]		36	35
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045[4]		67	66
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045[4]		2,880	2,856
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046[4]		21,510	19,556
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047[4]		10,336	9,928
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047[4]		1,818	1,746
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047[4]		2,135	2,051
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047[4]		17,347	16,661
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048[4]		19,161	18,406
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048[4]		20,866	19,465
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048[4]		3,482	3,410
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048[4]		445	427
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[4]		1,243	1,215
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049[4]		21,566	20,135
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[4]		928	906
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049[4]		370	360
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[4]		511	499
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[4]		4,389	4,277
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049[4]		361	351
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[4]		237	205
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051[4]		369	360
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[4]		8,105	7,932
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[4]		21,737	18,568
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[4]		7,843	6,663
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[4]		2,447	2,131
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[4]		2,057	1,776
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[4]		720	621
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[4]		485	413
Government National Mortgage Assn. Pool #710085 5.03% 9/20/2061[4]		3	3
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]		32,159	24,750
Uniform Mortgage-Backed Security 2.00% 7/1/2038[4,6]		94,000	83,307
Uniform Mortgage-Backed Security 2.50% 7/1/2038[4,6]		19,059	17,353
Uniform Mortgage-Backed Security 3.50% 7/1/2038[4,6]		40,000	38,033
Uniform Mortgage-Backed Security 4.00% 7/1/2038[4,6]		12,490	12,057
Uniform Mortgage-Backed Security 2.50% 8/1/2038[4,6]		88,000	80,248
Uniform Mortgage-Backed Security 4.00% 8/1/2038[4,6]		29,010	28,025
Uniform Mortgage-Backed Security 2.00% 7/1/2053[4,6]		129,472	105,616
Uniform Mortgage-Backed Security 2.50% 7/1/2053[4,6]		161,168	136,691
Uniform Mortgage-Backed Security 3.00% 7/1/2053[4,6]		68,431	60,238
Uniform Mortgage-Backed Security 3.50% 7/1/2053[4,6]		964,391	878,914
Uniform Mortgage-Backed Security 4.00% 7/1/2053[4,6]		1,375,752	1,291,219
Uniform Mortgage-Backed Security 4.50% 7/1/2053[4,6]		401,973	386,490
Uniform Mortgage-Backed Security 5.00% 7/1/2053[4,6]		1,451,095	1,421,960
Uniform Mortgage-Backed Security 5.50% 7/1/2053[4,6]		319,025	317,505
Uniform Mortgage-Backed Security 5.50% 7/1/2053[4,6]		34,548	34,394
Uniform Mortgage-Backed Security 6.00% 7/1/2053[4,6]		120,618	121,693
Uniform Mortgage-Backed Security 2.00% 8/1/2053[4,6]		1,255,520	1,025,652
Uniform Mortgage-Backed Security 2.50% 8/1/2053[4,6]		799,450	679,033
Uniform Mortgage-Backed Security 3.00% 8/1/2053[4,6]		416,070	366,775
Uniform Mortgage-Backed Security 3.50% 8/1/2053[4,6]		431,540	393,696
Uniform Mortgage-Backed Security 4.00% 8/1/2053[4,6]		93,190	87,537
Uniform Mortgage-Backed Security 4.50% 8/1/2053[4,6]		1,692,508	1,628,113
Uniform Mortgage-Backed Security 5.50% 8/1/2053[4,6]		216,870	215,803
Uniform Mortgage-Backed Security 6.00% 8/1/2053[4,6]		387,046	390,403
Uniform Mortgage-Backed Security 6.50% 8/1/2053[4,6]		432,806	441,665
			21,899,921

14	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities 0.56%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.466% 11/15/2055[4,5]	USD	19,903	$19,591
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.937% 3/15/2032[4,5]		5,000	5,169
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[4]		3,422	3,177
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[4]		405	370
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[4]		795	734
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[4]		501	458
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[4,5]		9,618	9,087
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[4]		4,013	3,463
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[4]		17,962	14,951
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 3/15/2064[4,5]		842	734
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[4]		11,250	10,252
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[4]		9,988	9,190
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[4]		17,048	13,766
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[4,5]		3,073	2,895
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.943% 11/15/2055[4,5]		54,265	56,507
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[4]		8,000	6,913
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[4,5,7]		8,311	8,265
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.466% 5/15/2039[4,5,7]		5,710	5,650
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.045% 4/15/2037[4,5,7]		23,495	22,842
BX Commercial Mortgage Trust 2019-XL, Class A, (1-month USD-LIBOR + 0.92%) 6.181% 10/15/2036[4,5,7]		2,046	2,034
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.782% 9/15/2034[4,5,7]		43,539	42,064
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[4,5,7]		43,661	42,303
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 6.143% 9/15/2036[4,5,7]		1,123	1,077
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[4,5,7]		73,046	70,878
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 6.49% 10/15/2036[4,5,7]		23,226	22,393
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[4,5,7]		27,454	27,078
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.986% 4/15/2037[4,5,7]		3,896	3,747
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[4,5,7]		52,919	51,581
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 6.043% 11/15/2038[4,5,7]		45,534	44,448
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.137% 2/15/2039[4,5,7]		14,501	14,117
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.598% 8/15/2039[4,5,7]		1,785	1,782
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.335% 3/15/2035[4,5,7]		11,185	11,020
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[4]		12,890	11,689
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[4,5,7]		55,899	55,901
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 6.048% 6/10/2028[4,5,7]		9,877	9,723
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 6/10/2028[4,5,7]		4,900	4,727
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,7]		20,000	20,367
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[4]		938	917
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[4]		2,395	2,237
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[4]		800	726
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[4]		1,279	1,235
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[4]		15,135	14,471
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[4]		2,526	2,442
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[4,5]		1,000	883

American Balanced Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[4]	USD	550	$502
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[4,5,7]		18,156	17,819
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.573% 7/15/2038[4,5,7]		13,874	13,555
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.893% 7/15/2038[4,5,7]		10,558	10,291
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 7.443% 7/15/2038[4,5,7]		4,647	4,526
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[4,7]		27,847	21,713
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.148%) 6.295% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[4,7,8]		2,434	2,407
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 11/10/2048[4]		2,700	2,592
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.878% 8/15/2024[4,5,7]		5,925	5,887
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 6.571% 8/15/2024[4,5,7]		2,196	2,184
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 6.754% 8/15/2024[4,5,7]		5,081	4,997
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 8.393% 8/15/2036 (1-month USD CME Term SOFR + 2.419% on 8/15/2023)[4,7,8]		2,272	2,257
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[4]		1,568	1,417
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[4]		405	376
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[4]		19,842	16,176
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.548% 8/15/2039[4,5]		4,325	4,334
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[4]		12,784	12,568
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[4]		2,520	2,326
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[4]		930	845
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[4,7]		39,275	31,386
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[4,7]		13,012	10,260
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[4,5,7]		11,149	8,531
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[4,7]		12,316	9,627
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[4,5]		8,015	7,440
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 6.593% 10/15/2038[4,5,7]		5,303	5,217
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[4,7]		72,851	62,263
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.062% 4/15/2038[4,5,7]		16,128	15,848
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[4]		8,016	7,776
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[4]		1,714	1,662
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[4]		998	971
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[4]		1,600	1,518
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[4]		972	909
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[4]		2,490	2,304
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[4,7]		21,946	17,644
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[4,5,7]		25,963	25,250
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.147% 1/15/2039[4,5,7]		54,009	52,398

16	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[4]	USD	9,337	$8,862
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[4]		455	412
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[4]		10,015	9,379
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[4]		5,000	4,853
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[4]		4,008	3,497
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[4]		795	738
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.936% 11/15/2027[4,5,7]		65,442	65,529
			1,134,900

Collateralized mortgage-backed obligations (privately originated) 0.32%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[4,5,7]		5,827	4,678
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[4,7]		601	548
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,7,8]		17,175	15,579
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[4,5,7]		8,750	7,760
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[4,5,7]		3,395	3,033
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[4,5,7]		4,295	4,040
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[4,7]		11,657	10,212
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[4,7,8]		24,711	22,127
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[4,5,7]		3,207	3,017
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[4,5,7]		6,481	5,957
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[4,5,7]		3,224	3,090
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[4,5,7]		4,882	4,726
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 4.305% 12/25/2033[4,5]		251	234
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[4,5,7]		28,722	26,451
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[4,5,7]		812	730
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[4,5,7]		14,875	12,381
Connecticut Avenue Securities, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.367% 1/25/2043[4,5,7]		3,978	3,995
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.817% 10/25/2041[4,5,7]		460	458
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[4,5,7]		16,939	17,050
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[4,7]		17,486	15,665
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[4]		76	75
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[4]		203	209
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[4]		710	679
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[4,7]		13,610	14,678
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[4,7]		58,654	58,850
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[4,7]		1,888	1,975
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[4,7]		2,125	2,088
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[4,5,7]		17,719	14,308
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[4,5,7]		16,564	13,376
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[4,5,7]		17,207	13,895
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[4,5,7]		24,639	19,988
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[4,5,7]		19,038	15,373
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 8.45% 10/25/2027[4,5]		2,410	2,438
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.367% 2/25/2042[4,5,7]		8,006	7,963
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.067% 4/25/2042[4,5,7]		7,505	7,530

American Balanced Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[4,5,7]	USD	4,495	$4,523
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[4,5,7]		34,765	29,073
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[4,7]		15,493	13,531
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[4,5,7]		3,766	3,041
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[4,7,8]		6,097	6,134
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[4,7,8]		10,357	10,212
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[4,5,7]		12,816	12,723
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[4,5,7]		6,293	5,850
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1,
2.25% 7/25/2067 (5.25% on 11/25/2024)[4,7,8]		12,439	11,556
Mello Warehouse Securitization Trust, Series 2021-3, Class A,
(1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[4,5,7]		32,320	31,953
Mill City Mortgage Trust, Series 15-1, Class M2, 3.739% 6/25/2056[4,5,7]		1,841	1,827
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[4,5,7]		5,211	4,925
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[4,5,7]		666	630
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[4,5,7]		21,795	17,654
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[4,7,8]		7,381	7,316
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[4,5,7]		37,397	30,789
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[4,7]		7,711	7,022
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[4,5,7]		7,550	7,391
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[4,5,7]		6,168	6,016
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[4,5,7]		8,460	7,886
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[4,5,7]		9,394	8,862
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[4,5,7]		2,499	2,359
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,7]		563	492
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[4,7]		19,679	18,042
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[4,7]		2,170	1,932
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[4,7]		11,702	11,442
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,7]		7,964	7,637
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,7]		1,718	1,631
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[4,7,8]		10,545	10,424
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[4,7,8]		3,078	3,041
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[4,7,8]		31,421	31,524
			652,594
Total mortgage-backed obligations			23,687,415

Corporate bonds, notes & loans 7.22%
Financials 3.17%
AerCap Ireland Capital DAC 1.15% 10/29/2023		23,000	22,635
AerCap Ireland Capital DAC 1.65% 10/29/2024		65,961	62,015
AerCap Ireland Capital DAC 6.50% 7/15/2025		7,190	7,230
AerCap Ireland Capital DAC 1.75% 1/30/2026		10,369	9,315
AerCap Ireland Capital DAC 2.45% 10/29/2026		43,519	38,903
AerCap Ireland Capital DAC 5.75% 6/6/2028		23,037	22,872
AerCap Ireland Capital DAC 3.00% 10/29/2028		52,537	45,467
AerCap Ireland Capital DAC 3.30% 1/30/2032		33,735	27,615
AerCap Ireland Capital DAC 3.40% 10/29/2033		12,046	9,688
AerCap Ireland Capital DAC 3.85% 10/29/2041		12,863	9,783
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[7,8]		41,000	41,668
Ally Financial, Inc. 8.00% 11/1/2031		3,187	3,294
Ally Financial, Inc. 8.00% 11/1/2031		2,250	2,338
American Express Co. 2.25% 3/4/2025		20,000	18,954
American Express Co. 2.55% 3/4/2027		13,925	12,689
American Express Co. 5.85% 11/5/2027		3,900	3,996
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[8]		15,687	14,810
American International Group, Inc. 2.50% 6/30/2025		7,432	7,004
American International Group, Inc. 5.125% 3/27/2033		10,402	10,166
American International Group, Inc. 4.375% 6/30/2050		3,180	2,690

18	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Arthur J. Gallagher & Co. 3.50% 5/20/2051	USD	5,791	$4,150
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[7]		14,134	14,632
Banco Santander, SA 2.746% 5/28/2025		9,400	8,830
Banco Santander, SA 5.147% 8/18/2025		9,200	9,041
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[8]		20,600	17,899
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]		15,845	13,451
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[8]		10,000	9,744
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[8]		2,713	2,442
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[8]		79,694	78,498
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[8]		22,000	21,137
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[8]		86,250	84,776
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[8]		49,676	51,100
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[8]		38,490	35,330
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[8]		32,000	31,670
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[8]		69,705	59,516
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[8]		4,798	3,823
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[8]		15,837	12,671
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[8]		19,105	15,933
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[8]		20,935	19,694
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[8]		85,738	83,921
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[8]		50,097	49,654
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[7,8]		5,000	4,969
Bank of Montreal 5.203% 2/1/2028		5,000	5,001
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[8]		15,000	14,823
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[8]		18,829	19,205
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[8]		21,000	20,456
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[8]		26,526	25,498
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[8]		25,000	24,676
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[7]		7,000	7,090
BNP Paribas SA 4.375% 9/28/2025[7]		5,700	5,467
BNP Paribas SA 4.375% 5/12/2026[7]		6,350	6,099
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[7,8]		13,580	12,052
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[7,8]		4,599	4,057
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[7,8]		115,017	102,901
BNP Paribas SA 1.904% 9/30/2028 (USD-SOFR + 1.609% on 9/30/2027)[7,8]		5,000	4,264
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[7,8]		32,660	27,230
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[7,8]		27,108	22,225
BPCE 5.70% 10/22/2023[7]		13,830	13,771
BPCE 4.625% 7/11/2024[7]		33,950	33,186
BPCE 5.15% 7/21/2024[7]		39,440	38,739
BPCE 1.625% 1/14/2025[7]		24,000	22,415
BPCE 1.00% 1/20/2026[7]		25,000	22,265
BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[7,8]		12,975	11,643
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[7,8]		42,500	42,119
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[7,8]		661	511
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[7,8]		1,750	1,710
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[7,8]		11,675	11,658
Canadian Imperial Bank of Commerce 5.144% 4/28/2025		10,000	9,920
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[8]		34,875	33,970
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[8]		22,000	21,332
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[8]		21,500	20,415
Charles Schwab Corp. 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[8]		12,000	12,000
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		10,606	8,243
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[8]		16,783	15,775
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[8]		3,456	3,301
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[8]		48,294	48,254
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[8]		91,105	83,890
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[8]		766	747
Citigroup, Inc. 4.075% 4/23/2029 (3-month USD CME Term SOFR + 1.454% on 4/23/2028)[8]		30,000	28,269
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[8]		5,370	4,658

American Balanced Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[8]	USD	2,415	$1,947
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[8]		2,686	2,600
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[8]		32,291	34,293
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[8]		6,900	6,964
CME Group, Inc. 3.75% 6/15/2028		2,230	2,136
Corebridge Financial, Inc. 3.50% 4/4/2025		19,009	18,122
Corebridge Financial, Inc. 3.65% 4/5/2027		43,861	40,991
Corebridge Financial, Inc. 3.85% 4/5/2029		29,794	26,836
Corebridge Financial, Inc. 3.90% 4/5/2032		16,820	14,638
Corebridge Financial, Inc. 4.35% 4/5/2042		1,622	1,311
Corebridge Financial, Inc. 4.40% 4/5/2052		2,907	2,290
Corebridge Global Funding 5.75% 7/2/2026[7]		49,150	49,020
Crédit Agricole SA 4.375% 3/17/2025[7]		5,460	5,262
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[7,8]		17,106	15,756
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[7,8]		13,656	12,104
Credit Suisse AG 3.625% 9/9/2024		7,250	6,985
Credit Suisse AG 7.95% 1/9/2025		41,500	42,363
Credit Suisse AG 7.50% 2/15/2028		20,000	21,265
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[7,8]		20,000	19,554
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[7,8]		7,000	6,987
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[7,8]		37,800	32,863
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[7,8]		14,225	13,291
Deutsche Bank AG 0.898% 5/28/2024		19,230	18,278
Deutsche Bank AG 3.70% 5/30/2024		36,145	35,183
Deutsche Bank AG 3.70% 5/30/2024		28,800	27,972
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[8]		45,250	44,681
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[8]		16,750	15,979
Deutsche Bank AG 4.10% 1/13/2026		21,547	20,184
Deutsche Bank AG 4.10% 1/13/2026		5,139	4,853
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[8]		64,992	57,855
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]		64,235	55,246
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[8]		105,558	91,607
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[8]		44,147	44,244
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[8]		28,540	23,719
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[8]		350	276
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[8]		14,325	13,257
Discover Financial Services 6.70% 11/29/2032		2,747	2,831
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[7,8]		41,250	40,875
Fidelity National Information Services, Inc. 3.10% 3/1/2041		2,590	1,785
Fiserv, Inc. 3.50% 7/1/2029		2,440	2,228
Five Corners Funding Trust III 5.791% 2/15/2033[7]		7,000	7,101
Five Corners Funding Trust IV 5.997% 2/15/2053[7]		7,936	8,076
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[8]		15,000	13,410
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[8]		44,600	39,228
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[8]		121,291	107,937
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[8]		69,541	63,151
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[8]		60,638	56,943
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[8]		52,100	50,405
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[8]		10,188	8,024
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[8]		7,980	6,507
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[8]		111,558	94,289
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[8]		2,350	2,233
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[8]		3,250	2,870
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[8]		2,247	2,161
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[8]		8,000	8,076
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[8]		5,940	5,340
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[8]		400	324
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[8]		2,200	1,775
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[8]		39,300	40,307
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		4,410	3,819

20	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	USD	48,946	$40,807
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029		2,365	1,898
Huarong Finance 2019 Co., Ltd. 3.375% 2/24/2030		10,408	7,893
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		44,000	41,864
Intesa Sanpaolo SpA 5.017% 6/26/2024[7]		74,415	72,108
Intesa Sanpaolo SpA 3.25% 9/23/2024[7]		5,540	5,317
Intesa Sanpaolo SpA 7.00% 11/21/2025[7]		2,550	2,575
Intesa Sanpaolo SpA 3.875% 7/14/2027[7]		70,094	63,238
Intesa Sanpaolo SpA 3.875% 1/12/2028[7]		43,573	38,940
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[7,8]		24,225	25,462
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[7,8]		2,971	2,964
JPMorgan Chase & Co. 3.22% 3/1/2025 (3-month USD CME Term SOFR + 1.417% on 3/1/2024)[8]		1,451	1,423
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[8]		61,442	57,556
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[8]		11,250	11,208
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[8]		15,000	14,583
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[8]		14,417	12,846
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[8]		11,751	10,561
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[8]		80,808	71,388
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]		47,568	43,711
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[8]		46,995	45,389
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]		61,587	60,801
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[8]		43,761	40,491
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[8]		54,174	46,502
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[8]		2,100	1,777
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[8]		24,025	19,150
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[8]		1,196	1,141
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[8]		34,978	34,193
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[8]		15,988	14,129
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[7,8]		7,675	7,630
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[8]		5,000	4,872
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[8]		22,400	21,101
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[8]		3,100	2,744
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[8]		37,368	34,544
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[8]		7,500	7,445
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[8]		21,560	20,181
Macquarie Bank, Ltd. 5.208% 6/15/2026[7]		10,000	9,918
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		2,500	2,467
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029		3,750	3,647
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030		7,010	5,835
Mastercard, Inc. 4.875% 3/9/2028		15,808	16,000
Mastercard, Inc. 4.85% 3/9/2033		50,000	50,875
Metropolitan Life Global Funding I 5.05% 1/6/2028[7]		7,000	6,975
Metropolitan Life Global Funding I 2.95% 4/9/2030[7]		10,000	8,648
Metropolitan Life Global Funding I 5.15% 3/28/2033[7]		7,668	7,590
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[8]		46,000	42,942
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[8]		65,500	57,848
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[8]		34,600	30,471
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[8]		24,000	21,482
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[8]		23,000	21,839

American Balanced Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc. 3.195% 7/18/2029	USD	960	$849
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[8]		34,000	30,016
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[8]		20,740	20,908
Moody’s Corp. 4.25% 8/8/2032		5,465	5,197
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[8]		9,785	9,606
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[8]		2,053	2,036
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[8]		10,000	8,957
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[8]		83,064	73,623
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[8]		553	499
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[8]		21,990	21,143
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[8]		56,095	57,692
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[8]		63,491	62,655
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[8]		29,730	29,389
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[8]		2,608	2,219
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[8]		26,788	20,794
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[8]		217	169
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[8]		51,540	40,984
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[8]		2,126	1,718
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[8]		277	230
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[8]		7,650	8,142
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[8]		10,000	9,879
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[8]		8,669	8,207
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[8]		1,854	1,408
MSCI, Inc. 3.25% 8/15/2033[7]		26,400	21,288
Nasdaq, Inc. 5.35% 6/28/2028		13,015	13,043
Nasdaq, Inc. 5.55% 2/15/2034		14,851	14,916
Nasdaq, Inc. 5.95% 8/15/2053		1,333	1,366
Nasdaq, Inc. 6.10% 6/28/2063		2,113	2,163
National Australia Bank, Ltd. 1.887% 1/12/2027[7]		3,750	3,369
National Australia Bank, Ltd. 4.90% 6/13/2028		12,000	11,894
National Australia Bank, Ltd. 6.429% 1/12/2033[7]		12,000	12,166
National Securities Clearing Corp. 5.10% 11/21/2027[7]		6,000	5,970
NatWest Group PLC 7.472% 11/10/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.85% on 11/10/2025)[8]		5,000	5,117
NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028)[8]		25,000	24,652
New York Life Global Funding 2.35% 7/14/2026[7]		2,970	2,732
New York Life Global Funding 4.90% 6/13/2028[7]		20,000	19,825
New York Life Global Funding 4.55% 1/28/2033[7]		5,893	5,682
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[8]		15,000	14,846
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[8]		39,411	39,254
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[8]		24,882	25,476
Power Finance Corp., Ltd. 5.25% 8/10/2028		3,067	3,002
Power Finance Corp., Ltd. 6.15% 12/6/2028		2,760	2,793
Power Finance Corp., Ltd. 4.50% 6/18/2029		3,334	3,096
Power Finance Corp., Ltd. 3.95% 4/23/2030		7,295	6,494
Prudential Financial, Inc. 4.35% 2/25/2050		7,760	6,594
Prudential Financial, Inc. 3.70% 3/13/2051		945	725
Royal Bank of Canada 4.95% 4/25/2025		10,000	9,873
Royal Bank of Canada 1.15% 6/10/2025		4,420	4,082
Royal Bank of Canada 4.90% 1/12/2028		5,000	4,936
Santander Holdings USA, Inc. 3.50% 6/7/2024		41,605	40,415
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[8]		13,975	12,083
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[8]		34,400	34,052
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[8]		990	1,015
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[8]		14,240	13,196
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[8]		18,277	17,754
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[8]		22,307	22,184
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026		10,000	8,800
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		8,800	7,873
Svenska Handelsbanken AB 5.50% 6/15/2028[7]		10,000	9,807
Synchrony Bank 5.40% 8/22/2025		21,000	20,108

22	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Synchrony Bank 5.625% 8/23/2027	USD	21,000	$19,725
Synchrony Financial 4.375% 3/19/2024[2]		11,550	11,327
Synchrony Financial 4.25% 8/15/2024[2]		12,369	11,930
The Bank of Nova Scotia 5.25% 6/12/2028		20,000	19,869
The Charles Schwab Corp. 3.45% 2/13/2026		1,616	1,539
The Charles Schwab Corp. 2.45% 3/3/2027		1,420	1,273
The Northwestern Mutual Life Insurance Co. 4.90% 6/12/2028[7]		20,000	19,861
Toronto-Dominion Bank 2.65% 6/12/2024		7,113	6,899
Toronto-Dominion Bank 1.25% 9/10/2026		19,849	17,552
Toronto-Dominion Bank 1.95% 1/12/2027		10,000	8,992
Toronto-Dominion Bank 5.156% 1/10/2028		4,872	4,841
Toronto-Dominion Bank 2.45% 1/12/2032		4,826	3,963
Travelers Companies, Inc. 4.00% 5/30/2047		3,380	2,857
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[8]		10,000	10,009
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[8]		21,000	20,198
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[8]		22,775	21,591
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[8]		13,994	14,006
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[8]		21,000	20,099
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[8]		7,500	7,171
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[8]		54,500	54,520
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[8]		25,094	23,452
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[8]		13,493	13,597
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[7,8]		5,000	4,889
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[7,8]		12,081	11,520
UBS Group AG 4.125% 9/24/2025[7]		4,030	3,853
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[7,8]		42,692	39,170
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[7,8]		5,000	4,953
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,8]		6,350	5,568
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[7,8]		53,787	47,126
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[7,8]		39,750	34,166
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[7,8]		22,350	21,199
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[7,8]		23,405	23,511
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,8]		11,299	10,224
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[7,8]		10,200	8,605
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[7,8]		75,315	67,074
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[7,8]		7,842	5,945
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[7,8]		66,006	53,422
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[7,8]		24,901	19,410
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[7,8]		8,394	8,604
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[7,8]		38,636	46,339
UBS Group AG 5.959% 1/12/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 1/12/2033)[7,8]		2,836	2,823
UniCredit SpA 4.625% 4/12/2027[7]		5,540	5,267
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[7,8]		29,627	26,955
Unum Group 3.875% 11/5/2025		5,045	4,775
Vigorous Champion International, Ltd. 4.25% 5/28/2029		3,162	2,812
Visa, Inc. 3.15% 12/14/2025		6,000	5,753
Visa, Inc. 2.05% 4/15/2030		7,390	6,338
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[8]		45,118	42,982
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]		12,889	12,468
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[8]		128,459	120,029
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[8]		10,732	9,571
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[8]		48,842	47,782
Wells Fargo & Company 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[8]		852	737
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[8]		3,708	3,559
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[8]		112,903	112,234
Wells Fargo & Company 5.013% 4/4/2051 (USD-SOFR + 4.502% on 4/4/2050)[8]		1,650	1,538
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[8]		264	232

American Balanced Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[8]	USD	3,750	$3,506
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[8]		3,750	3,264
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[8]		28,300	21,740
Westpac Banking Corp. 2.963% 11/16/2040		9,686	6,503
			6,412,102

Consumer discretionary 0.70%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		6,132	4,997
Alibaba Group Holding, Ltd. 4.50% 11/28/2034		9,049	8,362
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		8,521	7,149
Alibaba Group Holding, Ltd. 2.70% 2/9/2041		15,378	10,284
Alibaba Group Holding, Ltd. 3.15% 2/9/2051		11,243	7,287
Amazon.com, Inc. 1.20% 6/3/2027		6,250	5,488
Amazon.com, Inc. 4.55% 12/1/2027		5,000	4,972
Amazon.com, Inc. 2.70% 6/3/2060		2,770	1,784
American Honda Finance Corp. 3.50% 2/15/2028		2,500	2,355
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[7]		2,660	2,605
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[7]		714	672
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[7]		12,792	12,695
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[7]		8,050	7,748
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[7]		9,360	9,320
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[7]		22,985	20,533
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[7]		15,255	14,429
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[7]		2,169	2,151
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[7]		10,881	9,427
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[7]		18,675	15,182
General Motors Company 6.125% 10/1/2025		32,572	32,807
General Motors Company 6.80% 10/1/2027		24,419	25,382
General Motors Company 5.40% 10/15/2029		20,194	19,705
General Motors Company 5.60% 10/15/2032		19,983	19,342
General Motors Financial Co., Inc. 3.80% 4/7/2025		32,650	31,505
General Motors Financial Co., Inc. 2.75% 6/20/2025		36,850	34,731
General Motors Financial Co., Inc. 1.25% 1/8/2026		8,000	7,141
General Motors Financial Co., Inc. 5.40% 4/6/2026		38,250	37,824
General Motors Financial Co., Inc. 1.50% 6/10/2026		65,758	58,139
General Motors Financial Co., Inc. 4.00% 10/6/2026		4,991	4,736
General Motors Financial Co., Inc. 2.35% 2/26/2027		56,507	50,402
General Motors Financial Co., Inc. 2.70% 8/20/2027		55,425	49,119
General Motors Financial Co., Inc. 2.40% 4/10/2028		22,789	19,663
General Motors Financial Co., Inc. 5.80% 6/23/2028		19,000	18,937
General Motors Financial Co., Inc. 2.40% 10/15/2028		48,645	41,221
General Motors Financial Co., Inc. 4.30% 4/6/2029		18,400	16,898
General Motors Financial Co., Inc. 3.60% 6/21/2030		5,785	5,003
General Motors Financial Co., Inc. 2.35% 1/8/2031		41,256	32,344
General Motors Financial Co., Inc. 2.70% 6/10/2031		36,632	29,241
General Motors Financial Co., Inc. 6.40% 1/9/2033		47,499	48,312
Home Depot, Inc. 1.50% 9/15/2028		8,750	7,493
Home Depot, Inc. 2.95% 6/15/2029		2,390	2,177
Home Depot, Inc. 1.875% 9/15/2031		10,000	8,140
Hyundai Capital America 1.25% 9/18/2023[7]		13,111	12,987
Hyundai Capital America 0.875% 6/14/2024[7]		21,810	20,806
Hyundai Capital America 3.40% 6/20/2024[7]		36,500	35,599
Hyundai Capital America 1.00% 9/17/2024[7]		83,751	78,801
Hyundai Capital America 2.65% 2/10/2025[7]		51,765	49,087
Hyundai Capital America 5.875% 4/7/2025[7]		9,000	9,000
Hyundai Capital America 1.80% 10/15/2025[7]		3,275	2,989
Hyundai Capital America 1.30% 1/8/2026[7]		23,790	21,297
Hyundai Capital America 1.50% 6/15/2026[7]		28,381	25,149
Hyundai Capital America 1.65% 9/17/2026[7]		55,945	49,321
Hyundai Capital America 3.00% 2/10/2027[7]		33,995	31,016
Hyundai Capital America 2.375% 10/15/2027[7]		21,667	18,973
Hyundai Capital America 1.80% 1/10/2028[7]		19,983	16,862
Hyundai Capital America 2.00% 6/15/2028[7]		20,408	17,174
Hyundai Capital America 5.68% 6/26/2028[7]		19,000	18,858

24	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 2.10% 9/15/2028[7]	USD	23,081	$19,365
Hyundai Capital America 5.80% 4/1/2030[7]		19,696	19,846
Hyundai Capital America 5.70% 6/26/2030[7]		11,395	11,327
Hyundai Capital Services, Inc. 2.125% 4/24/2025[7]		6,975	6,538
Hyundai Capital Services, Inc. 1.25% 2/8/2026[7]		9,245	8,250
KIA Corp. 2.375% 2/14/2025[7]		13,200	12,520
Marriott International, Inc. 4.90% 4/15/2029		5,784	5,630
Marriott International, Inc. 2.75% 10/15/2033		8,028	6,387
McDonald’s Corp. 4.60% 9/9/2032		1,275	1,264
Mercedes-Benz Finance North America, LLC 3.65% 2/22/2024[7]		796	786
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[7]		5,887	5,891
Nissan Motor Co., Ltd. 3.043% 9/15/2023[7]		800	794
Sands China, Ltd. 2.80% 3/8/2027		8,630	7,497
Stellantis Finance US, Inc. 1.711% 1/29/2027[7]		37,275	32,682
Stellantis Finance US, Inc. 5.625% 1/12/2028[7]		7,500	7,570
Stellantis Finance US, Inc. 2.691% 9/15/2031[7]		25,525	20,409
Stellantis Finance US, Inc. 6.375% 9/12/2032[7]		23,486	23,988
The Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027		4,000	3,525
Toyota Motor Credit Corp. 0.80% 1/9/2026		11,861	10,670
Toyota Motor Credit Corp. 1.90% 1/13/2027		7,500	6,777
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[7]		490	473
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[7]		10,544	10,104
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[7]		9,250	9,020
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[7]		20,301	18,306
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[7]		20,602	17,649
			1,422,889

Utilities 0.69%
AEP Transmission Co., LLC 3.65% 4/1/2050		2,925	2,279
American Electric Power Company, Inc. 1.00% 11/1/2025		2,200	1,987
Baltimore Gas and Electric Co. 4.55% 6/1/2052		4,325	3,854
Berkshire Hathaway Energy Company 4.60% 5/1/2053		6,935	5,950
Comision Federal de Electricidad 4.688% 5/15/2029[7]		38,215	34,437
Consumers Energy Co. 3.10% 8/15/2050		7,500	5,310
Duke Energy Carolinas, LLC 3.95% 11/15/2028		4,325	4,135
Duke Energy Carolinas, LLC 4.95% 1/15/2033		9,756	9,689
Duke Energy Corp. 0.90% 9/15/2025		4,575	4,166
Duke Energy Corp. 4.50% 8/15/2032		23,914	22,554
Duke Energy Corp. 3.50% 6/15/2051		7,500	5,443
Duke Energy Progress, LLC 3.70% 10/15/2046		2,250	1,756
Duke Energy Progress, LLC 2.50% 8/15/2050		1,026	638
Duke Energy Progress, LLC 2.90% 8/15/2051		474	317
Edison International 3.55% 11/15/2024		38,511	37,238
Edison International 4.95% 4/15/2025		750	735
Edison International 5.75% 6/15/2027		14,328	14,338
Edison International 4.125% 3/15/2028		21,895	20,451
Edison International 5.25% 11/15/2028		15,800	15,387
Edison International 6.95% 11/15/2029		3,650	3,843
Electricité de France SA 5.70% 5/23/2028[7]		2,350	2,348
Electricité de France SA 6.25% 5/23/2033[7]		6,800	6,917
Electricité de France SA 4.75% 10/13/2035[7]		9,800	8,633
Electricité de France SA 4.875% 9/21/2038[7]		6,325	5,320
Electricité de France SA 5.60% 1/27/2040		1,325	1,220
Electricité de France SA 6.90% 5/23/2053[7]		3,125	3,242
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[7,8]		8,950	9,200
Emera US Finance, LP 0.833% 6/15/2024		4,800	4,541
Emera US Finance, LP 3.55% 6/15/2026		4,430	4,191
Emera US Finance, LP 2.639% 6/15/2031		6,400	5,114
Enel Américas SA 4.00% 10/25/2026		4,330	4,180
Entergy Corp. 3.75% 6/15/2050		4,387	3,242
Eversource Energy 3.15% 1/15/2025		4,580	4,403
FirstEnergy Transmission, LLC 2.866% 9/15/2028[7]		21,285	18,754
Florida Power & Light Company 5.05% 4/1/2028		23,875	24,076
Florida Power & Light Company 5.10% 4/1/2033		20,716	21,030
Florida Power & Light Company 5.30% 4/1/2053		484	501
Georgia Power Co. 4.65% 5/16/2028		32,500	31,869

American Balanced Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Georgia Power Co. 4.95% 5/17/2033	USD	22,825	$22,542
Georgia Power Co. 3.70% 1/30/2050		1,000	767
Jersey Central Power & Light Co. 4.30% 1/15/2026[7]		1,458	1,411
Jersey Central Power & Light Co. 2.75% 3/1/2032[7]		3,000	2,477
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[7]		3,900	3,691
Monongahela Power Co. 3.55% 5/15/2027[7]		6,225	5,842
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025		4,150	4,167
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027		2,563	2,286
Northern States Power Co. 3.60% 5/15/2046		6,750	5,232
Northern States Power Co. 5.10% 5/15/2053		6,494	6,401
NSTAR Electric Co. 2.70% 6/1/2026		4,085	3,793
Pacific Gas and Electric Co. 3.85% 11/15/2023		6,838	6,779
Pacific Gas and Electric Co. 3.50% 6/15/2025		41	39
Pacific Gas and Electric Co. 3.15% 1/1/2026		154,125	143,093
Pacific Gas and Electric Co. 2.95% 3/1/2026		41,014	37,591
Pacific Gas and Electric Co. 3.30% 3/15/2027		5,041	4,580
Pacific Gas and Electric Co. 2.10% 8/1/2027		4,717	4,033
Pacific Gas and Electric Co. 3.30% 12/1/2027		74,306	65,207
Pacific Gas and Electric Co. 3.00% 6/15/2028		21,447	18,506
Pacific Gas and Electric Co. 3.75% 7/1/2028		36,497	32,736
Pacific Gas and Electric Co. 4.65% 8/1/2028		10,305	9,538
Pacific Gas and Electric Co. 6.10% 1/15/2029		19,300	19,004
Pacific Gas and Electric Co. 4.55% 7/1/2030		128,392	116,294
Pacific Gas and Electric Co. 2.50% 2/1/2031		79,943	62,649
Pacific Gas and Electric Co. 3.25% 6/1/2031		15,858	12,909
Pacific Gas and Electric Co. 6.15% 1/15/2033		11,928	11,673
Pacific Gas and Electric Co. 6.40% 6/15/2033		24,300	24,184
Pacific Gas and Electric Co. 3.30% 8/1/2040		13,756	9,286
Pacific Gas and Electric Co. 3.75% 8/15/2042		37,848	26,228
Pacific Gas and Electric Co. 3.50% 8/1/2050		15,312	9,761
Pacific Gas and Electric Co. 6.75% 1/15/2053		5,771	5,703
Pennsylvania Electric Co. 3.25% 3/15/2028[7]		3,000	2,723
Public Service Company of Colorado 5.25% 4/1/2053		3,875	3,727
Public Service Electric and Gas Co. 3.05% 11/15/2024		3,360	3,247
Public Service Electric and Gas Co. 3.60% 12/1/2047		6,175	4,873
Public Service Electric and Gas Co. 3.85% 5/1/2049		4,290	3,525
Public Service Electric and Gas Co. 2.05% 8/1/2050		5,365	3,167
Public Service Enterprise Group, Inc. 5.85% 11/15/2027		3,000	3,063
San Diego Gas & Electric Co. 1.70% 10/1/2030		9,175	7,345
Southern California Edison Co. 0.975% 8/1/2024		659	626
Southern California Edison Co. 4.70% 6/1/2027		5,625	5,534
Southern California Edison Co. 5.85% 11/1/2027		7,197	7,365
Southern California Edison Co. 5.30% 3/1/2028		31,759	31,784
Southern California Edison Co. 4.20% 3/1/2029		34,158	32,497
Southern California Edison Co. 2.85% 8/1/2029		9,970	8,721
Southern California Edison Co. 2.25% 6/1/2030		600	502
Southern California Edison Co. 2.75% 2/1/2032		29,525	24,719
Southern California Edison Co. 6.00% 1/15/2034		1,726	1,789
Southern California Edison Co. 5.75% 4/1/2035		10,554	10,734
Southern California Edison Co. 5.35% 7/15/2035		26,304	25,743
Southern California Edison Co. 5.625% 2/1/2036		22,665	22,479
Southern California Edison Co. 5.55% 1/15/2037		11,694	11,416
Southern California Edison Co. 5.95% 2/1/2038		11,219	11,553
Southern California Edison Co. 4.50% 9/1/2040		48,859	42,690
Southern California Edison Co. 3.60% 2/1/2045		11,900	8,771
Southern California Edison Co. 4.00% 4/1/2047		13,503	10,741
Southern California Edison Co. 4.125% 3/1/2048		4,724	3,839
Southern California Edison Co. 3.65% 2/1/2050		753	561
Southern California Edison Co. 2.95% 2/1/2051		957	628
Southern California Edison Co. 3.45% 2/1/2052		3,852	2,762
Southwestern Electric Power Co. 1.65% 3/15/2026		13,055	11,809
Southwestern Electric Power Co. 3.25% 11/1/2051		390	262
The Cleveland Electric Illuminating Co. 3.50% 4/1/2028[7]		4,363	4,002
Virginia Electric & Power 2.40% 3/30/2032		5,700	4,653
Virginia Electric & Power 2.45% 12/15/2050		4,500	2,701
WEC Energy Group, Inc. 4.75% 1/15/2028		5,000	4,890
WEC Energy Group, Inc. 2.20% 12/15/2028		7,200	6,200

26	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Xcel Energy, Inc. 3.35% 12/1/2026	USD	2,560	$2,403
Xcel Energy, Inc. 1.75% 3/15/2027		4,037	3,578
Xcel Energy, Inc. 2.35% 11/15/2031		19,400	15,447
			1,384,759

Industrials 0.62%
Air Lease Corp. 0.80% 8/18/2024		38,325	36,115
Air Lease Corp. 2.875% 1/15/2026		37,797	34,987
Air Lease Corp. 2.20% 1/15/2027		28,758	25,524
Air Lease Corp. 5.30% 2/1/2028		31,000	30,446
Air Lease Corp. 2.10% 9/1/2028		27,525	22,887
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[7]		43,930	42,631
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[7]		38,712	34,434
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[7]		19,739	18,403
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[7]		7,792	7,286
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[7]		25,464	22,710
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[7]		7,587	6,405
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[7]		18,860	15,909
Boeing Co. 1.95% 2/1/2024		9,325	9,114
Boeing Co. 4.875% 5/1/2025		148,833	146,768
Boeing Co. 2.75% 2/1/2026		94,938	88,448
Boeing Co. 2.196% 2/4/2026		93,775	86,107
Boeing Co. 3.10% 5/1/2026		7,224	6,790
Boeing Co. 5.04% 5/1/2027		58,867	58,177
Boeing Co. 3.25% 2/1/2028		78,813	72,413
Boeing Co. 3.25% 3/1/2028		22,113	20,132
Boeing Co. 5.15% 5/1/2030		73,619	72,956
Boeing Co. 3.625% 2/1/2031		2,170	1,955
Boeing Co. 3.60% 5/1/2034		3,180	2,709
Boeing Co. 3.25% 2/1/2035		2,744	2,227
Boeing Co. 3.50% 3/1/2039		821	625
Boeing Co. 5.705% 5/1/2040		3,774	3,768
Boeing Co. 3.90% 5/1/2049		7,056	5,400
Boeing Co. 3.75% 2/1/2050		4,725	3,551
Boeing Co. 5.805% 5/1/2050		75,539	75,327
Canadian Pacific Railway Co. 1.75% 12/2/2026		4,071	3,661
Canadian Pacific Railway Co. 3.10% 12/2/2051		4,483	3,186
Carrier Global Corp. 2.242% 2/15/2025		694	657
Carrier Global Corp. 2.493% 2/15/2027		555	506
Carrier Global Corp. 3.377% 4/5/2040		2,500	1,921
CSX Corp. 3.80% 3/1/2028		3,590	3,421
CSX Corp. 4.25% 3/15/2029		3,650	3,536
CSX Corp. 4.50% 11/15/2052		21,000	18,994
Emerson Electric Co. 1.80% 10/15/2027		1,480	1,313
Honeywell International, Inc. 2.30% 8/15/2024		6,660	6,439
Lockheed Martin Corp. 4.45% 5/15/2028		14,154	13,963
Lockheed Martin Corp. 5.25% 1/15/2033		22,000	22,800
Lockheed Martin Corp. 4.75% 2/15/2034		37,750	37,681
Masco Corp. 1.50% 2/15/2028		6,884	5,866
Masco Corp. 2.00% 2/15/2031		6,626	5,231
Masco Corp. 3.125% 2/15/2051		2,059	1,299
Mexico City Airport Trust 3.875% 4/30/2028[7]		920	868
Mexico City Airport Trust 5.50% 10/31/2046		1,290	1,114
Mexico City Airport Trust 5.50% 7/31/2047		17,195	15,043
Mexico City Airport Trust 5.50% 7/31/2047[7]		5,367	4,695
Norfolk Southern Corp. 4.45% 3/1/2033		3,271	3,133
Norfolk Southern Corp. 3.05% 5/15/2050		4,487	3,109
Norfolk Southern Corp. 4.55% 6/1/2053		18,235	16,495
Northrop Grumman Corp. 2.93% 1/15/2025		7,120	6,846
Raytheon Technologies Corp. 3.65% 8/16/2023		108	108
Raytheon Technologies Corp. 5.00% 2/27/2026		3,896	3,893
Raytheon Technologies Corp. 4.125% 11/16/2028		570	549
Raytheon Technologies Corp. 1.90% 9/1/2031		2,015	1,610
Raytheon Technologies Corp. 5.15% 2/27/2033		13,347	13,535
Raytheon Technologies Corp. 5.375% 2/27/2053		5,079	5,279
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[7]		30,453	27,538
Siemens Financieringsmaatschappij NV 1.70% 3/11/2028[7]		27,140	23,592

American Balanced Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Triton Container International, Ltd. 1.15% 6/7/2024[7]	USD	10,482	$9,943
Triton Container International, Ltd. 3.15% 6/15/2031[7]		19,690	15,169
Union Pacific Corp. 3.75% 7/15/2025		3,080	2,991
Union Pacific Corp. 2.891% 4/6/2036		7,792	6,222
Union Pacific Corp. 3.839% 3/20/2060		3,510	2,798
Union Pacific Corp. 3.799% 4/6/2071		3,510	2,684
			1,251,892

Communication services 0.60%
AT&T, Inc. 2.30% 6/1/2027		3,530	3,177
AT&T, Inc. 4.35% 3/1/2029		5,000	4,805
AT&T, Inc. 2.25% 2/1/2032		4,055	3,222
AT&T, Inc. 5.40% 2/15/2034		35,381	35,459
AT&T, Inc. 3.50% 9/15/2053		10,178	7,212
Charter Communications Operating, LLC 4.908% 7/23/2025		2,500	2,452
Charter Communications Operating, LLC 2.25% 1/15/2029		15,468	12,887
Charter Communications Operating, LLC 4.40% 4/1/2033		12,445	10,928
Charter Communications Operating, LLC 3.90% 6/1/2052		3,750	2,457
Comcast Corp. 1.95% 1/15/2031		10,000	8,186
Comcast Corp. 4.80% 5/15/2033		10,000	9,900
Comcast Corp. 2.80% 1/15/2051		1,817	1,204
Comcast Corp. 2.887% 11/1/2051		7,500	5,033
Comcast Corp. 5.35% 5/15/2053		22,498	22,863
Comcast Corp. 2.937% 11/1/2056		3,395	2,213
Meta Platforms, Inc. 3.85% 8/15/2032		21,560	20,037
Netflix, Inc. 3.625% 6/15/2025[7]		3,564	3,437
Netflix, Inc. 4.875% 4/15/2028		84,836	83,982
Netflix, Inc. 5.875% 11/15/2028		199,446	206,487
Netflix, Inc. 6.375% 5/15/2029		24,079	25,497
Netflix, Inc. 5.375% 11/15/2029[7]		106,638	107,135
Netflix, Inc. 4.875% 6/15/2030[7]		71,104	70,037
SBA Tower Trust 1.631% 11/15/2026[7]		99,657	86,083
Take-Two Interactive Software, Inc. 3.30% 3/28/2024		822	806
Take-Two Interactive Software, Inc. 4.00% 4/14/2032		12,570	11,521
Tencent Holdings, Ltd. 2.39% 6/3/2030		31,971	26,578
Tencent Holdings, Ltd. 3.68% 4/22/2041		7,143	5,536
Tencent Holdings, Ltd. 3.84% 4/22/2051		28,698	21,110
T-Mobile USA, Inc. 3.50% 4/15/2025		4,090	3,934
T-Mobile USA, Inc. 1.50% 2/15/2026		3,750	3,390
T-Mobile USA, Inc. 2.25% 2/15/2026		17,459	16,058
T-Mobile USA, Inc. 2.625% 4/15/2026		49,883	46,274
T-Mobile USA, Inc. 3.75% 4/15/2027		5,000	4,736
T-Mobile USA, Inc. 2.05% 2/15/2028		2,390	2,074
T-Mobile USA, Inc. 4.95% 3/15/2028		9,232	9,090
T-Mobile USA, Inc. 4.80% 7/15/2028		19,250	18,861
T-Mobile USA, Inc. 2.625% 2/15/2029		22,847	19,864
T-Mobile USA, Inc. 2.40% 3/15/2029		8,271	7,113
T-Mobile USA, Inc. 2.55% 2/15/2031		5,044	4,194
T-Mobile USA, Inc. 2.875% 2/15/2031		30,841	26,096
T-Mobile USA, Inc. 2.70% 3/15/2032		19,138	15,821
T-Mobile USA, Inc. 5.05% 7/15/2033		19,000	18,664
T-Mobile USA, Inc. 3.40% 10/15/2052		1,653	1,181
T-Mobile USA, Inc. 5.75% 1/15/2054		9,500	9,820
Verizon Communications, Inc. 2.875% 11/20/2050		8,362	5,455
WarnerMedia Holdings, Inc. 3.428% 3/15/2024		55,525	54,530
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		37,313	36,010
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		79,726	74,398
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		18,888	17,274
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		4,384	3,890
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		26,505	21,599
WarnerMedia Holdings, Inc. 5.391% 3/15/2062		434	354
			1,220,924

28	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care 0.46%
AbbVie, Inc. 2.95% 11/21/2026	USD	2,310	$2,159
Amgen, Inc. 5.507% 3/2/2026		418	417
Amgen, Inc. 5.15% 3/2/2028		3,249	3,248
Amgen, Inc. 3.00% 2/22/2029		400	361
Amgen, Inc. 4.05% 8/18/2029		10,450	9,915
Amgen, Inc. 5.25% 3/2/2030		16,867	16,914
Amgen, Inc. 4.20% 3/1/2033		10,415	9,726
Amgen, Inc. 5.25% 3/2/2033		12,434	12,456
Amgen, Inc. 5.60% 3/2/2043		17,500	17,565
Amgen, Inc. 4.875% 3/1/2053		8,255	7,601
Amgen, Inc. 5.65% 3/2/2053		10,236	10,373
Amgen, Inc. 4.40% 2/22/2062		4,544	3,733
Amgen, Inc. 5.75% 3/2/2063		17,500	17,767
AstraZeneca Finance, LLC 1.20% 5/28/2026		12,512	11,295
AstraZeneca Finance, LLC 4.875% 3/3/2028		40,000	39,996
AstraZeneca Finance, LLC 1.75% 5/28/2028		7,483	6,488
AstraZeneca Finance, LLC 2.25% 5/28/2031		3,337	2,817
AstraZeneca PLC 3.375% 11/16/2025		5,000	4,809
Banner Health 1.897% 1/1/2031		5,000	4,044
Banner Health 2.913% 1/1/2051		6,005	4,047
Baxter International, Inc. 1.322% 11/29/2024		34,825	32,692
Baxter International, Inc. 1.915% 2/1/2027		23,217	20,633
Baxter International, Inc. 2.272% 12/1/2028		10,377	8,900
Bayer US Finance II, LLC 3.875% 12/15/2023[7]		6,490	6,428
Bayer US Finance II, LLC 4.25% 12/15/2025[7]		3,251	3,138
Baylor Scott & White Holdings 0.827% 11/15/2025		5,462	4,872
Baylor Scott & White Holdings 1.777% 11/15/2030		21,418	17,075
Becton, Dickinson and Company 3.363% 6/6/2024		3,047	2,982
Boston Scientific Corp. 3.45% 3/1/2024		1,304	1,282
Centene Corp. 4.25% 12/15/2027		59,715	55,888
Centene Corp. 2.45% 7/15/2028		46,285	39,607
Centene Corp. 4.625% 12/15/2029		69,727	64,242
Centene Corp. 3.375% 2/15/2030		49,862	42,898
Centene Corp. 3.00% 10/15/2030		455	380
Centene Corp. 2.50% 3/1/2031		30,527	24,375
Centene Corp. 2.625% 8/1/2031		11,180	8,924
CVS Health Corp. 5.00% 1/30/2029		18,658	18,488
CVS Health Corp. 5.25% 1/30/2031		10,000	9,972
CVS Health Corp. 5.30% 6/1/2033		19,565	19,544
CVS Health Corp. 5.875% 6/1/2053		6,252	6,416
Elevance Health, Inc. 4.90% 2/8/2026		6,375	6,273
Elevance Health, Inc. 4.75% 2/15/2033		3,648	3,545
Elevance Health, Inc. 5.125% 2/15/2053		1,718	1,667
Eli Lilly and Co. 3.375% 3/15/2029		1,450	1,363
Eli Lilly and Co. 4.70% 2/27/2033		15,582	15,792
Eli Lilly and Co. 4.875% 2/27/2053		6,426	6,605
Eli Lilly and Co. 4.95% 2/27/2063		330	337
GE HealthCare Technologies, Inc. 5.65% 11/15/2027		5,000	5,063
Gilead Sciences, Inc. 1.65% 10/1/2030		5,826	4,758
HCA, Inc. 3.375% 3/15/2029[7]		3,216	2,862
HCA, Inc. 3.625% 3/15/2032[7]		5,000	4,342
HCA, Inc. 4.375% 3/15/2042[7]		7,500	6,219
HCA, Inc. 4.625% 3/15/2052[7]		7,121	5,858
Humana, Inc. 3.70% 3/23/2029		5,412	4,960
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		10,604	10,357
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		19,250	18,875
Merck & Co., Inc. 2.90% 3/7/2024		6,040	5,932
Merck & Co., Inc. 1.90% 12/10/2028		3,400	2,971
Merck & Co., Inc. 2.75% 12/10/2051		5,514	3,809
Novant Health, Inc. 3.168% 11/1/2051		28,861	20,745
Novartis Capital Corp. 1.75% 2/14/2025		5,160	4,895
Novartis Capital Corp. 2.00% 2/14/2027		5,544	5,083
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		34,250	33,680
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		19,250	19,030
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		16,631	16,575
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043		15,250	15,294
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		13,933	14,497

American Balanced Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Pfizer, Inc. 2.95% 3/15/2024	USD	975	$958
Pfizer, Inc. 3.45% 3/15/2029		1,325	1,248
Sharp HealthCare 2.68% 8/1/2050		15,620	10,125
Summa Health 3.511% 11/15/2051		17,193	12,222
Sutter Health 1.321% 8/15/2025		6,000	5,479
Sutter Health 5.164% 8/15/2033		9,905	9,888
The Cigna Group 1.25% 3/15/2026		22,607	20,313
Trinity Health Corp. 2.632% 12/1/2040		4,500	3,206
UnitedHealth Group, Inc. 1.15% 5/15/2026		6,757	6,114
UnitedHealth Group, Inc. 5.30% 2/15/2030		10,000	10,252
UnitedHealth Group, Inc. 2.00% 5/15/2030		2,520	2,122
UnitedHealth Group, Inc. 4.20% 5/15/2032		3,066	2,928
UnitedHealth Group, Inc. 3.05% 5/15/2041		10,000	7,738
UnitedHealth Group, Inc. 3.25% 5/15/2051		6,461	4,826
UnitedHealth Group, Inc. 4.75% 5/15/2052		3,002	2,851
Viatris, Inc. 1.65% 6/22/2025		4,735	4,359
West Virginia United Health System Obligated Group 3.129% 6/1/2050		4,165	2,790
			923,273

Energy 0.40%
Baker Hughes Holdings, LLC 4.486% 5/1/2030		6,120	5,911
Canadian Natural Resources, Ltd. 3.80% 4/15/2024		24	24
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		4,810	4,482
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		35,021	33,095
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		971	867
Cenovus Energy, Inc. 5.375% 7/15/2025		18,304	18,100
Cenovus Energy, Inc. 4.25% 4/15/2027		55,736	53,335
ConocoPhillips Co. 3.80% 3/15/2052		10,000	8,110
ConocoPhillips Co. 5.30% 5/15/2053		5,072	5,164
Diamondback Energy, Inc. 4.25% 3/15/2052		7,894	6,064
Diamondback Energy, Inc. 6.25% 3/15/2053		25,000	25,316
Enbridge Energy Partners, LP 7.375% 10/15/2045		6,203	7,151
Energy Transfer, LP 4.50% 4/15/2024		4,198	4,151
Energy Transfer, LP 5.00% 5/15/2050		1,895	1,602
Enterprise Products Operating, LLC 3.90% 2/15/2024		4,140	4,095
Enterprise Products Operating, LLC 5.05% 1/10/2026		14,075	14,056
Enterprise Products Operating, LLC 5.35% 1/31/2033		14,702	14,957
Equinor ASA 3.25% 11/10/2024		1,690	1,642
Equinor ASA 1.75% 1/22/2026		9,289	8,569
Equinor ASA 3.625% 9/10/2028		13,155	12,562
Equinor ASA 4.25% 11/23/2041		5,400	4,864
Exxon Mobil Corp. 2.019% 8/16/2024		7,090	6,836
Exxon Mobil Corp. 3.452% 4/15/2051		7,500	5,833
Halliburton Co. 3.80% 11/15/2025		107	103
Kinder Morgan, Inc. 5.20% 6/1/2033		25,177	24,410
Kinder Morgan, Inc. 5.45% 8/1/2052		6,191	5,660
MPLX, LP 4.875% 6/1/2025		5,000	4,908
MPLX, LP 4.125% 3/1/2027		5,880	5,630
MPLX, LP 4.50% 4/15/2038		3,130	2,697
MPLX, LP 4.70% 4/15/2048		6,466	5,316
ONEOK, Inc. 5.85% 1/15/2026		1,262	1,267
Petroleos Mexicanos 4.875% 1/18/2024		815	802
Petroleos Mexicanos 6.875% 10/16/2025		31,230	30,024
Petroleos Mexicanos 6.875% 8/4/2026		145,248	135,771
Petroleos Mexicanos 6.49% 1/23/2027		16,714	14,866
Petroleos Mexicanos 6.50% 3/13/2027		149,955	133,531
Petroleos Mexicanos 5.35% 2/12/2028		22,305	18,383
Petroleos Mexicanos 6.50% 1/23/2029		2,738	2,272
Petroleos Mexicanos 8.75% 6/2/2029		19,791	17,925
Petroleos Mexicanos 5.95% 1/28/2031		10,557	7,720
Petroleos Mexicanos 6.70% 2/16/2032		84,398	64,247
Petroleos Mexicanos 6.75% 9/21/2047		3,993	2,511
Pioneer Natural Resources Co. 2.15% 1/15/2031		14,392	11,785
Plains All American Pipeline, LP 3.80% 9/15/2030		3,403	3,022
Qatar Energy 2.25% 7/12/2031[7]		8,700	7,308
Qatar Energy 3.125% 7/12/2041[7]		13,781	10,573
Qatar Energy 3.30% 7/12/2051[7]		6,796	5,002

30	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	USD	31,892	$31,846
TotalEnergies Capital International SA 3.127% 5/29/2050		10,000	7,273
TransCanada Pipelines, Ltd. 4.875% 5/15/2048		1,500	1,345
TransCanada Trust, junior subordinated, 5.625% 5/20/2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[8]		6,410	6,136
Williams Companies, Inc. 6.30% 4/15/2040		2,669	2,806
Woodside Finance, Ltd. 3.65% 3/5/2025[7]		3,100	2,986
			814,911

Consumer staples 0.30%
7-Eleven, Inc. 1.30% 2/10/2028[7]		10,295	8,704
Altria Group, Inc. 2.35% 5/6/2025		7,671	7,222
Altria Group, Inc. 3.875% 9/16/2046		7,007	4,918
Altria Group, Inc. 3.70% 2/4/2051		14,284	9,582
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040		15,000	13,809
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048		7,500	6,969
BAT Capital Corp. 4.70% 4/2/2027		5,241	5,078
BAT Capital Corp. 3.557% 8/15/2027		9,120	8,392
BAT Capital Corp. 2.259% 3/25/2028		17,837	15,300
BAT Capital Corp. 3.462% 9/6/2029		2,500	2,168
BAT Capital Corp. 4.906% 4/2/2030		130	123
BAT Capital Corp. 2.726% 3/25/2031		4,625	3,685
BAT Capital Corp. 4.742% 3/16/2032		21,886	19,969
BAT Capital Corp. 4.39% 8/15/2037		27,670	22,156
BAT Capital Corp. 4.54% 8/15/2047		35,409	26,094
BAT Capital Corp. 4.758% 9/6/2049		1,263	955
BAT Capital Corp. 3.984% 9/25/2050		10,460	7,059
BAT Capital Corp. 5.65% 3/16/2052		8,087	7,036
BAT International Finance PLC 3.95% 6/15/2025[7]		2,125	2,047
BAT International Finance PLC 1.668% 3/25/2026		20,205	18,176
BAT International Finance PLC 4.448% 3/16/2028		38,911	36,755
Coca-Cola Co. 1.00% 3/15/2028		6,090	5,237
Conagra Brands, Inc. 1.375% 11/1/2027		6,375	5,403
Conagra Brands, Inc. 5.30% 11/1/2038		1,050	1,010
Constellation Brands, Inc. 3.60% 2/15/2028		2,500	2,343
Constellation Brands, Inc. 2.25% 8/1/2031		4,462	3,649
Costco Wholesale Corp. 1.375% 6/20/2027		6,670	5,893
Imperial Brands Finance PLC 6.125% 7/27/2027[7]		11,065	11,093
JBS USA Lux SA 2.50% 1/15/2027[7]		34,174	29,966
JBS USA Lux SA 3.00% 2/2/2029[7]		25,462	21,655
JBS USA Lux SA 5.50% 1/15/2030[7]		3,220	3,091
JBS USA Lux SA 3.625% 1/15/2032[7]		13,471	10,943
JBS USA Lux SA 3.00% 5/15/2032[7]		23,750	18,249
JBS USA Lux SA 5.75% 4/1/2033[7]		29,422	27,680
Keurig Dr Pepper, Inc. 4.417% 5/25/2025		1,194	1,171
Keurig Dr Pepper, Inc. 3.20% 5/1/2030		2,510	2,253
Nestle Holdings, Inc. 4.85% 3/14/2033[7]		28,000	28,592
PepsiCo, Inc. 2.625% 10/21/2041		15,000	11,327
PepsiCo, Inc. 3.625% 3/19/2050		2,109	1,795
PepsiCo, Inc. 2.75% 10/21/2051		5,168	3,713
Philip Morris International, Inc. 2.875% 5/1/2024		5,270	5,162
Philip Morris International, Inc. 1.50% 5/1/2025		6,434	6,020
Philip Morris International, Inc. 4.875% 2/13/2026		33,261	33,036
Philip Morris International, Inc. 0.875% 5/1/2026		24,896	22,219
Philip Morris International, Inc. 5.125% 11/17/2027		26,447	26,547
Philip Morris International, Inc. 4.875% 2/15/2028		28,500	28,089
Philip Morris International, Inc. 5.625% 11/17/2029		16,943	17,277
Philip Morris International, Inc. 5.125% 2/15/2030		19,786	19,581
Philip Morris International, Inc. 1.75% 11/1/2030		10,109	7,994
Philip Morris International, Inc. 5.75% 11/17/2032		8,756	8,972
Reynolds American, Inc. 5.85% 8/15/2045		9,463	8,427
Sysco Corp. 3.15% 12/14/2051		535	371
Target Corp. 4.50% 9/15/2032		11,053	10,793
			615,748

American Balanced Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate 0.14%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	USD	2,720	$2,538
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		3,540	3,036
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049		2,040	1,715
Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050		3,907	2,921
American Tower Corp. 1.45% 9/15/2026		10,457	9,209
American Tower Corp. 3.60% 1/15/2028		3,750	3,457
American Tower Corp. 2.30% 9/15/2031		732	583
American Tower Corp. 2.95% 1/15/2051		3,750	2,370
Boston Properties, LP 2.45% 10/1/2033		3,929	2,835
Boston Properties, LP 6.50% 1/15/2034		86,724	87,329
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[7]		7,150	5,959
Corporate Office Properties, LP 2.00% 1/15/2029		6,210	4,740
Corporate Office Properties, LP 2.75% 4/15/2031		10,184	7,750
Corporate Office Properties, LP 2.90% 12/1/2033		31,245	21,689
Crown Castle, Inc. 5.00% 1/11/2028		1,652	1,623
Digital Realty Trust, LP 5.55% 1/15/2028		5,000	4,931
Essex Portfolio, LP 3.875% 5/1/2024		7,220	7,090
Essex Portfolio, LP 3.50% 4/1/2025		7,445	7,141
Essex Portfolio, LP 3.375% 4/15/2026		2,395	2,269
Extra Space Storage, LP 2.35% 3/15/2032		8,596	6,728
GLP Capital, LP 3.35% 9/1/2024		2,400	2,319
GLP Capital, LP 4.00% 1/15/2030		5,000	4,338
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		10,194	7,822
Prologis, LP 4.875% 6/15/2028		11,469	11,375
Prologis, LP 4.75% 6/15/2033		19,679	19,242
Prologis, LP 5.125% 1/15/2034		9,000	8,941
Prologis, LP 5.25% 6/15/2053		5,119	5,036
Public Storage 1.85% 5/1/2028		8,830	7,672
Public Storage 1.95% 11/9/2028		6,081	5,221
Public Storage 2.30% 5/1/2031		2,959	2,464
Scentre Group Trust 1 3.25% 10/28/2025[7]		1,780	1,675
Scentre Group Trust 1 3.75% 3/23/2027[7]		7,630	7,173
Sun Communities Operating, LP 2.30% 11/1/2028		6,430	5,413
Sun Communities Operating, LP 2.70% 7/15/2031		1,753	1,387
			275,991

Materials 0.09%
Air Products and Chemicals, Inc. 1.50% 10/15/2025		2,610	2,409
Air Products and Chemicals, Inc. 1.85% 5/15/2027		7,229	6,508
Air Products and Chemicals, Inc. 2.05% 5/15/2030		3,140	2,668
Anglo American Capital PLC 5.375% 4/1/2025[7]		5,000	4,915
Anglo American Capital PLC 2.25% 3/17/2028[7]		4,194	3,609
Anglo American Capital PLC 3.95% 9/10/2050[7]		3,750	2,787
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		8,049	8,021
Celanese US Holdings, LLC 6.165% 7/15/2027		31,000	30,861
Celanese US Holdings, LLC 6.379% 7/15/2032		13,406	13,530
Corporacion Nacional del Cobre de Chile 5.125% 2/2/2033[7]		6,180	6,101
Dow Chemical Co. (The) 4.80% 5/15/2049		2,200	1,918
Dow Chemical Co. (The) 3.60% 11/15/2050		8,509	6,344
Eastman Chemical Co. 3.80% 3/15/2025		7,405	7,193
EIDP, Inc. 4.80% 5/15/2033		9,587	9,391
Glencore Funding, LLC 4.125% 3/12/2024[7]		4,130	4,081
LYB International Finance III, LLC 1.25% 10/1/2025		14,881	13,462
LYB International Finance III, LLC 2.25% 10/1/2030		9,848	8,071
LYB International Finance III, LLC 4.20% 5/1/2050		7,402	5,653
LYB International Finance III, LLC 3.625% 4/1/2051		7,054	4,888
Mosaic Co. 4.05% 11/15/2027		4,490	4,279
Newcrest Finance Pty, Ltd. 4.20% 5/13/2050[7]		1,580	1,298
Nutrien, Ltd. 5.95% 11/7/2025		2,985	3,004
OCI NV 6.70% 3/16/2033[7]		2,531	2,476
POSCO 5.75% 1/17/2028[7]		2,165	2,197
Sherwin-Williams Co. 3.125% 6/1/2024		4,260	4,161
Sherwin-Williams Co. 2.20% 3/15/2032		3,123	2,519
Sherwin-Williams Co. 3.80% 8/15/2049		1,500	1,161

32	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Sherwin-Williams Co. 3.30% 5/15/2050	USD	1,500	$1,069
South32 Treasury, Ltd. 4.35% 4/14/2032[7]		7,767	6,823
Westlake Corp. 4.375% 11/15/2047		1,500	1,179
			172,576

Information technology 0.05%
Analog Devices, Inc. 1.70% 10/1/2028		8,576	7,373
Analog Devices, Inc. 2.10% 10/1/2031		7,571	6,270
Analog Devices, Inc. 2.80% 10/1/2041		8,023	5,965
Analog Devices, Inc. 2.95% 10/1/2051		6,514	4,608
Apple, Inc. 3.00% 2/9/2024		1,000	986
Apple, Inc. 1.125% 5/11/2025		1,000	932
Apple, Inc. 2.40% 8/20/2050		17,840	11,962
Broadcom Corp. 3.875% 1/15/2027		12	11
Broadcom, Inc. 4.00% 4/15/2029[7]		4,527	4,184
Broadcom, Inc. 4.15% 4/15/2032[7]		15,815	14,333
Broadcom, Inc. 3.469% 4/15/2034[7]		1,838	1,508
Broadcom, Inc. 3.187% 11/15/2036[7]		588	445
Hewlett Packard Enterprise Co. 5.90% 10/1/2024		10,000	10,007
Intuit, Inc. 0.95% 7/15/2025		3,170	2,898
Intuit, Inc. 1.35% 7/15/2027		2,890	2,534
Intuit, Inc. 1.65% 7/15/2030		3,830	3,109
Microsoft Corp. 2.921% 3/17/2052		6,749	5,025
Oracle Corp. 3.60% 4/1/2050		8,311	5,944
Oracle Corp. 5.55% 2/6/2053		8,474	8,212
SK hynix, Inc. 6.375% 1/17/2028[7]		1,925	1,934
TSMC Global, Ltd. 4.375% 7/22/2027[7]		332	324
TSMC Global, Ltd. 4.625% 7/22/2032[7]		376	374
			98,938

Other 0.00%
The Rockefeller Foundation 2.492% 10/1/2050		15,170	9,864

Total corporate bonds, notes & loans			14,603,867

U.S. Treasury bonds & notes 7.09%
U.S. Treasury 5.06%
U.S. Treasury 0.125% 8/31/2023		5,357	5,313
U.S. Treasury 2.625% 12/31/2023		3,810	3,761
U.S. Treasury 2.25% 1/31/2024		46,289	45,444
U.S. Treasury 2.50% 1/31/2024		56,248	55,334
U.S. Treasury 0.25% 3/15/2024		69,228	66,791
U.S. Treasury 3.00% 6/30/2024		72,001	70,316
U.S. Treasury 3.25% 8/31/2024		117,633	114,831
U.S. Treasury 0.375% 9/15/2024		62,080	58,522
U.S. Treasury 2.25% 11/15/2024		74,340	71,406
U.S. Treasury 4.25% 12/31/2024		49,100	48,422
U.S. Treasury 2.00% 2/15/2025		29,740	28,316
U.S. Treasury 2.125% 5/15/2025		24,780	23,536
U.S. Treasury 3.00% 7/15/2025		9,772	9,419
U.S. Treasury 2.75% 8/31/2025		106,467	102,001
U.S. Treasury 3.00% 10/31/2025		178,410	171,607
U.S. Treasury 4.50% 11/15/2025		85,000	84,553
U.S. Treasury 0.375% 11/30/2025		20,000	18,056
U.S. Treasury 2.875% 11/30/2025		94,981	91,041
U.S. Treasury 3.875% 1/15/2026		5,143	5,047
U.S. Treasury 4.00% 2/15/2026		93,768	92,342
U.S. Treasury 2.25% 3/31/2026		52,663	49,569
U.S. Treasury 3.625% 5/15/2026		7,018	6,848
U.S. Treasury 0.75% 8/31/2026		37	33
U.S. Treasury 0.875% 9/30/2026		2,380	2,129
U.S. Treasury 1.125% 10/31/2026		79,610	71,577
U.S. Treasury 2.00% 11/15/2026		47,200	43,662
U.S. Treasury 6.50% 11/15/2026		39,650	42,205
U.S. Treasury 2.25% 2/15/2027		11,150	10,369
U.S. Treasury 1.125% 2/28/2027		930	830
U.S. Treasury 2.375% 5/15/2027		4,310	4,014
U.S. Treasury 3.25% 6/30/2027		242,903	233,595

American Balanced Fund	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 6.375% 8/15/2027	USD	35,690	$38,466
U.S. Treasury 0.625% 12/31/2027		84,540	72,228
U.S. Treasury 2.75% 2/15/2028		10,125	9,515
U.S. Treasury 4.00% 2/29/2028		171,747	170,478
U.S. Treasury 3.625% 3/31/2028		52,305	51,078
U.S. Treasury 2.875% 5/15/2028		46,997	44,338
U.S. Treasury 3.625% 5/31/2028		1,382,029	1,351,621
U.S. Treasury 1.25% 6/30/2028		157,130	136,789
U.S. Treasury 1.00% 7/31/2028		58,400	50,079
U.S. Treasury 1.375% 10/31/2028		60,100	52,276
U.S. Treasury 3.125% 11/15/2028		41,549	39,575
U.S. Treasury 1.50% 11/30/2028		46,700	40,843
U.S. Treasury 5.25% 2/15/2029		35,690	37,647
U.S. Treasury 3.25% 6/30/2029		58,480	55,932
U.S. Treasury 1.625% 8/15/2029		24,780	21,608
U.S. Treasury 3.50% 1/31/2030		67,000	65,006
U.S. Treasury 4.00% 2/28/2030		236,283	236,081
U.S. Treasury 3.625% 3/31/2030		23,000	22,492
U.S. Treasury 0.625% 5/15/2030		22,310	17,871
U.S. Treasury 3.75% 5/31/2030		76,500	75,417
U.S. Treasury 0.625% 8/15/2030		114,675	91,338
U.S. Treasury 1.25% 8/15/2031		38,263	31,390
U.S. Treasury 2.875% 5/15/2032		241,866	224,149
U.S. Treasury 4.125% 11/15/2032		20,879	21,334
U.S. Treasury 3.50% 2/15/2033[9]		911,044	886,874
U.S. Treasury 3.375% 5/15/2033		481,260	464,854
U.S. Treasury 4.25% 5/15/2039[9]		89,230	93,327
U.S. Treasury 1.125% 5/15/2040[9]		39,649	25,710
U.S. Treasury 2.25% 5/15/2041[9]		140,792	108,449
U.S. Treasury 2.00% 11/15/2041		6,986	5,114
U.S. Treasury 2.375% 2/15/2042		29,288	22,805
U.S. Treasury 3.25% 5/15/2042[9]		677,197	604,122
U.S. Treasury 2.75% 8/15/2042		32,660	26,920
U.S. Treasury 3.375% 8/15/2042[9]		152,000	137,921
U.S. Treasury 4.00% 11/15/2042[9]		110,169	109,430
U.S. Treasury 3.125% 2/15/2043		47,605	41,512
U.S. Treasury 2.875% 5/15/2043		36,090	30,173
U.S. Treasury 3.875% 5/15/2043		311,949	305,211
U.S. Treasury 3.625% 2/15/2044		24,780	23,211
U.S. Treasury 3.125% 8/15/2044		39,447	34,127
U.S. Treasury 2.50% 2/15/2045		51,860	40,144
U.S. Treasury 3.00% 5/15/2045		24,780	20,929
U.S. Treasury 3.00% 11/15/2045		23,145	19,515
U.S. Treasury 3.00% 5/15/2047		55,603	46,805
U.S. Treasury 2.75% 8/15/2047		92,746	74,588
U.S. Treasury 3.00% 2/15/2048		3,743	3,154
U.S. Treasury 2.00% 2/15/2050		65,583	44,940
U.S. Treasury 2.375% 5/15/2051		15,387	11,430
U.S. Treasury 2.00% 8/15/2051		5,107	3,477
U.S. Treasury 1.875% 11/15/2051		25,500	16,816
U.S. Treasury 2.25% 2/15/2052[9]		202,340	146,085
U.S. Treasury 3.00% 8/15/2052[9]		2,252,541	1,913,365
U.S. Treasury 4.00% 11/15/2052		224,442	230,284
U.S. Treasury 3.625% 2/15/2053[9]		147,618	141,522
U.S. Treasury 3.625% 5/15/2053		1,415	1,365
			10,222,619

U.S. Treasury inflation-protected securities 2.03%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[10]		39,388	38,743
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[10]		162,713	158,856
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[10]		264,468	256,704
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[10]		55,079	53,151
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[10]		112,395	107,785
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[10]		79,748	78,963
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[10]		75,505	71,877
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[10]		570,803	546,550
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[10]		644,535	611,450

34	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[10]	USD	734,876	$689,409
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[10]		658,496	615,945
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[10]		294,498	276,416
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[10]		164,187	151,999
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[10]		6,216	5,578
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[10]		98,216	87,302
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[10]		25,380	20,824
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[10]		49,025	46,186
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[10]		21,524	18,691
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[10]		2,766	1,934
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[9,10]		234,695	156,463
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[10]		110,989	107,916
			4,102,742

Total U.S. Treasury bonds & notes			14,325,361

Asset-backed obligations 2.76%
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[4,7]		32,460	31,582
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[4,7]		13,241	12,773
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.376% 4/21/2031[4,5,7]		22,041	21,873
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.076% 7/25/2036[4,5,7]		58,804	58,837
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 6.21% 1/15/2030[4,5,7]		24,738	24,567
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 6.21% 10/16/2030[4,5,7]		21,106	20,784
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[4,7]		5,053	5,053
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[4,7]		1,572	1,566
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[4,7]		11,036	11,008
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[4,7]		1,883	1,864
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[4,7]		3,117	3,004
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[4,7]		12,757	12,527
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[4,7]		7,031	6,580
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 5.573% 4/15/2026[4,5]		47,350	47,366
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[4]		59,641	57,863
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD-LIBOR + 1.10%) 6.524% 5/26/2031[4,5,7]		5,473	5,422
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[4]		17,383	17,385
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[4]		7,776	7,343
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[4]		8,644	7,903
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[4]		20,192	18,144
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 6.193% 1/22/2028[4,5,7]		25,110	24,951
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[4,7]		4,227	4,216
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[4,7]		22,900	22,687
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[4,7]		24,440	23,727
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[4,7]		28,830	27,243
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[4,7]		14,375	13,381
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[4,7]		19,921	18,069

American Balanced Fund	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[4,7]	USD	3,873	$3,565
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[4,7]		75,784	66,674
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[4,7]		4,460	3,889
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[4,7]		1,542	1,334
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,7]		8,650	8,470
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[4,7]		3,228	3,180
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[4,7]		15,110	14,998
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[4,7]		19,885	19,427
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029[4,7]		9,510	9,361
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,7]		25,832	25,818
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[4]		39,628	39,462
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[4,5,7]		47,217	46,838
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[4,7]		572	561
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[4,7]		3,695	3,449
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[4,7]		1,715	1,509
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[4,7]		2,493	2,387
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD-LIBOR + 1.10%) 6.35% 1/20/2031[4,5,7]		776	770
Benefit Street Partners CLO, Ltd., Series 2018-14, Class A1, (3-month USD-LIBOR + 1.00%) 6.25% 4/20/2031[4,5,7]		250	248
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.07% 7/20/2035[4,5,7]		39,490	39,490
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[4,7]		19,603	16,913
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[4,7]		3,300	2,729
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[4]		4,513	4,486
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD-LIBOR + 1.03%) 6.329% 4/30/2031[4,5,7]		500	496
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[4]		1,302	1,297
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[4]		26,561	26,491
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[4]		811	743
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[4]		794	726
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[4]		2,305	2,212
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[4]		5,195	4,762
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[4,7]		45,675	38,049
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[4,7]		18,477	15,120
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[4,7]		7,733	7,026
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 6.262% 7/27/2030[4,5,7]		58,892	58,489
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,7]		96,667	86,846
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,7]		20,011	16,752
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[4,7]		14,326	12,815
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[4,7]		1,579	1,312
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[4,7]		59,809	51,897
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[4,7]		7,528	6,386
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[4,7]		53,198	51,916
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[4,7]		43,496	42,290
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 5.774% 4/22/2026[4,5]		29,758	29,815
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[4,7]		23,239	20,137
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[4,7]		21,806	18,914

36	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[4,7]	USD	30,870	$26,837
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[4,7]		26,963	23,017
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[4,7]		1,930	1,620
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[4,7]		1,936	1,929
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[4,7]		4,768	4,709
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[4,7]		425	424
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[4,7]		2,429	2,334
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[4,7]		11,307	11,279
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[4,7]		9,072	8,834
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[4,7]		12,021	11,594
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 5.583% 3/15/2026[4,5]		60,740	60,737
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[4]		12,121	11,980
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[4]		19,452	19,322
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[4]		10,607	10,459
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[4]		14,729	13,860
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[4,7]		3,871	3,841
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[4,7]		1,250	1,230
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[4,7]		2,355	2,304
DriveTime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 6/15/2026[4,7]		1,100	1,036
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[4,7]		2,879	2,803
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[4,7]		29,981	29,979
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[4,7]		1,738	1,609
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[4,7]		1,767	1,755
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[4,7]		4,513	4,366
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[4,7]		3,049	2,841
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[4,7]		3,635	3,624
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[4,7]		25,189	25,119
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD-LIBOR + 1.10%) 6.36% 1/15/2031[4,5,7]		6,545	6,494
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD-LIBOR + 0.97%) 6.23% 4/15/2031[4,5,7]		5,000	4,945
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 6.24% 4/15/2028[4,5,7]		61,484	61,119
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[4,7]		6,864	5,973
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[4,7]		24,749	24,109
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[4,7]		7,766	7,477
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[4,7]		23,667	23,165
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[4,7]		33,506	33,396
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[4,7]		8,060	8,013
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[4]		236	236
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[4,7]		13,128	12,990
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[4]		2,432	2,422
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[4]		1,771	1,770
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[4,7]		2,430	2,378
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[4]		11,786	11,531
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[4]		3,125	3,056
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[4]		3,315	3,315
Exeter Automobile Receivables Trust, Series 2022-6, Class A3, 5.70% 8/17/2026[4]		5,000	4,988
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[4]		13,091	12,900
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[4]		20,431	18,947
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[4]		2,138	2,135
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[4]		5,159	4,915
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[4]		8,517	8,324
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[4]		3,884	3,886
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,7]		52,354	47,032
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[4,7]		17,235	15,217
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[4,7]		24,299	22,922
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[4,7]		22,951	22,933
Flatiron CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.212%) 6.21% 4/17/2031[4,5,7]		2,500	2,482
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[4]		2,488	2,462
Ford Credit Auto Owner Trust, Series 2019-2, Class A, 3.06% 4/15/2026[4]		15,000	14,685
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[4,7]		36,420	36,392
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[4,7]		61,698	60,916
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[4,7]		80,360	77,258
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[4,7]		99,519	93,710

American Balanced Fund	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29% 8/15/2031[4,7]	USD	2,574	$2,413
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[4,7]		17,267	15,160
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[4,7]		2,379	2,111
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[4,7]		3,636	3,094
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[4,7]		11,387	10,523
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,7]		55,556	49,419
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,7]		1,451	1,297
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,7]		78,594	70,021
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[4,7]		77,405	66,493
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[4,7]		69,967	60,467
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[4,7]		5,732	4,857
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[4,7]		7,691	7,660
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[4,7]		22,705	23,167
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.45% 6/15/2028[4,7]		17,626	17,620
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 6.332% 1/18/2031[4,5,7]		18,850	18,708
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[4,5,7]		30,769	30,577
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[4,7,11]		65,170	65,170
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[4,7]		82,376	77,228
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[4,7]		29,667	27,760
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[4,7]		7,331	6,821
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[4,7]		24,573	22,819
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[4,7]		5,327	4,911
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[4,7]		3,260	2,986
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[4,7]		42,910	40,951
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,7]		74,445	64,983
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,7]		14,511	12,698
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,7]		7,776	6,718
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[4,7]		49,550	43,614
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[4,7]		8,792	7,705
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[4,7]		5,075	4,361
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[4,7]		22,138	20,689
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[4]		5,691	5,671
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[4]		5,418	5,386
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.005% 7/20/2035[4,5,7]		14,946	14,950
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 7.648% 7/20/2031[4,5,7]		9,270	9,282
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,7]		1,370	1,364
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[4,7]		3,232	3,195
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[4,7]		30,843	30,704
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[4,7]		14,930	14,724
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[4,5,7]		73,256	72,653
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD-LIBOR + 0.97%) 6.262% 7/27/2031[4,5,7]		1,475	1,462
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[4,5,7]		20,156	20,032
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 7.268% 7/20/2030[4,5,7]		8,406	8,393
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[4,7]		36,163	35,712
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,7]		15,637	15,493
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,11,12]		24,983	24,913
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,11,12]		4,065	4,054
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[4,7]		28,001	24,174
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[4,7]		27,203	23,376
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[4,7]		65,248	56,909
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[4,7]		60,857	54,103
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,7]		34,829	30,934
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[4,7]		59,232	52,674
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[4,7]		225,061	192,067

38	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[4,5,7]	USD	22,540	$22,301
Nissan Auto Lease Trust, Series 2023-B, Class A2A, 5.74% 8/15/2025[4]		7,224	7,231
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[4]		2,148	2,126
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[4,5,7]		16,050	15,930
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD-LIBOR + 0.96%) 6.22% 4/16/2031[4,5,12]		3,500	3,475
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 6.396% 11/25/2028[4,5,7]		15,948	15,903
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[4,5,7]		3,737	3,716
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD-LIBOR + 0.80%) 6.05% 7/20/2029[4,5,7]		3,707	3,663
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 6.06% 10/15/2029[4,5,7]		80,811	80,002
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.66% 10/15/2029[4,5,7]		44,195	43,214
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.546% 1/15/2031[4,5,7]		41,883	41,710
Palmer Square Loan Funding, CLO, Series 2018-2, Class A1A, (3-month USD CME Term SOFR + 0.262% + 1.10%) 6.36% 7/16/2031[4,5,7]		31,750	31,494
Palmer Square Loan Funding, CLO, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.70%) 6.812% 7/20/2031[4,5,7]		15,000	15,011
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 6.526% 7/24/2031[4,5,7]		12,698	12,651
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[4,7]		10,002	9,696
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[4,7]		1,294	1,255
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[4,7]		36,810	36,599
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[4]		13,836	13,183
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[4,5,7]		49,737	49,770
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.175% 1/20/2031[4,5,7]		18,667	18,683
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[4,7]		253	253
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[4,7]		5,145	5,109
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,7]		3,339	3,328
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 6.20% 10/15/2030[4,5,7]		60,584	60,052
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,7]		11,969	11,711
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[4,7]		7,592	7,214
RRAM, CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 7.386% 1/15/2032[4,5,7]		5,773	5,792
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[4]		5,554	5,548
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[4]		1,573	1,569
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[4]		5,999	5,972
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[4]		21,435	21,436
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[4]		21,720	21,701
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[4]		3,105	3,099
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[4]		13,337	13,153
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[4]		21,483	21,268
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[4]		8,061	7,858
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[4]		5,894	5,780
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[4]		6,686	6,678
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[4]		14,067	13,299
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[4]		12,577	12,321
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[4]		9,476	8,851
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[4]		2,751	2,741
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[4]		5,506	5,336
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[4,7]		7,750	7,753
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[4,7]		19,239	19,225
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[4,7]		2,222	2,220

American Balanced Fund	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[4,7]	USD	3,535	$3,530
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[4,7]		20,121	17,294
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[4,7]		3,704	3,097
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 5.923% 1/15/2053[4,5,7]		16,918	16,519
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[4,7]		35,566	30,973
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 6.34% 4/15/2030[4,5,7]		4,177	4,145
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 6.23% 10/20/2030[4,5,7]		12,899	12,757
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 6.17% 1/3/2033[4,5]		8,381	8,369
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[4,7]		39,624	35,537
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[4,7]		46,394	37,565
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[4,7]		21,328	19,317
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[4,7]		14,247	12,673
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 0.90%) 6.15% 12/28/2029[4,5,7]		8,967	8,886
Stratus Static CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 0.80%) 6.05% 12/29/2029[4,5,7]		482	477
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.198% 10/20/2031[4,5,7]		81,399	81,518
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.098% 10/20/2031[4,5,7]		12,681	12,721
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,7]		24,556	22,370
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[4,5,7]		10,000	10,013
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 0.83%) 6.085% 10/25/2029[4,5,7]		3,231	3,195
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,7]		31,592	27,725
Teachers Insurance and Annuity Association of AME, CLO, Series 2016-1, Class AR, (3-month USD-LIBOR + 1.20%) 6.45% 7/20/2031[4,5,7]		3,000	2,966
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[4,7]		15,786	14,350
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[4,7]		18,899	16,599
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,7]		2,728	2,394
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[4,7]		30,669	25,906
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[4,7]		1,320	1,101
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[4,7]		61,955	53,227
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[4,7]		16,419	14,254
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[4,7]		13,553	11,228
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[4,7]		492	402
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[4,7]		34,690	33,697
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[4,7]		38,148	35,242
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[4,7]		22,881	22,781
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,7]		112,374	96,453
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,7]		3,170	2,763
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[4,7]		35,173	29,569
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[4,7]		1,317	1,085
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD-LIBOR + 0.99%) 6.311% 9/7/2030[4,5,7]		5,477	5,412
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD-LIBOR + 1.07%) 6.332% 7/18/2031[4,5,7]		20,743	20,494
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[4]		41,651	41,305
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[4,8]		77,422	76,133
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[4,7]		44,216	43,868
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD-LIBOR + 1.15%) 6.41% 1/17/2031[4,5,7]		5,000	4,940
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[4,7]		19,300	19,255
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[4,7]		3,880	3,832
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[4,7]		11,486	11,037
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,7]		10,010	9,975
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[4,7]		13,060	12,885
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[4,7]		16,856	16,112

40	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[4,7]	USD	23,199	$23,140
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[4,7]		11,177	10,360
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[4,7]		17,287	17,267
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[4,7]		7,472	7,085
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,7]		4,136	4,094
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,7]		2,834	2,800
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[4,7]		5,491	5,422
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[4]		39,226	38,803
			5,580,725

Bonds & notes of governments & government agencies outside the U.S. 0.38%
British Columbia (Province of) 4.20% 7/6/2033		17,913	17,890
Caisse d’Amortissement de la Dette Sociale 3.375% 3/20/2024[7]		44,610	43,961
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[7]		18,000	16,307
Chile (Republic of) 3.10% 1/22/2061		15,816	10,370
CPPIB Capital, Inc. 0.50% 9/16/2024[7]		22,500	21,210
CPPIB Capital, Inc. 0.875% 9/9/2026[7]		17,827	15,811
CPPIB Capital, Inc. 2.75% 11/2/2027[7]		23,770	22,134
Development Bank of Japan, Inc. 1.25% 10/20/2026[7]		18,000	15,967
Development Bank of Japan, Inc. 1.75% 10/20/2031[7]		12,582	10,292
European Investment Bank 0.75% 10/26/2026		37,160	32,910
European Investment Bank 0.625% 10/21/2027		7,655	6,568
European Stability Mechanism 0.375% 9/10/2025[7]		23,570	21,417
Hungary (Republic of) 2.125% 9/22/2031[7]		14,164	10,983
Hungary (Republic of) 3.125% 9/21/2051[7]		17,678	11,031
Hydro-Quebec 9.50% 11/15/2030		22,230	28,803
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028		17,050	17,557
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028[7]		2,950	3,038
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[7]		3,850	3,401
International Bank for Reconstruction and Development 0.75% 11/24/2027		9,000	7,732
International Development Assn. 0.375% 9/23/2025[7]		19,410	17,618
Japan Bank for International Cooperation 1.25% 1/21/2031		32,068	25,361
KfW 0.375% 7/18/2025		7,671	7,006
Landwirtschaftliche Rentenbank 0.875% 9/3/2030		13,390	10,714
Manitoba (Province of) 3.05% 5/14/2024		12,040	11,785
OMERS Finance Trust 1.10% 3/26/2026[7]		26,770	24,133
OMERS Finance Trust 3.50% 4/19/2032[7]		33,621	30,851
OMERS Finance Trust 4.00% 4/19/2052[7]		33,621	28,060
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[7]		18,000	16,829
Panama (Republic of) 3.298% 1/19/2033		17,869	14,981
Panama (Republic of) 4.50% 1/19/2063		3,874	2,844
Peru (Republic of) 2.392% 1/23/2026		2,730	2,547
Peru (Republic of) 1.862% 12/1/2032		40,334	31,149
Peru (Republic of) 2.78% 12/1/2060		45,318	27,828
Philippines (Republic of) 1.648% 6/10/2031		12,449	9,833
Philippines (Republic of) 6.375% 10/23/2034		22,310	24,955
Philippines (Republic of) 2.65% 12/10/2045		7,151	4,828
Qatar (State of) 3.375% 3/14/2024[7]		24,780	24,427
Qatar (State of) 4.00% 3/14/2029[7]		7,500	7,345
Qatar (State of) 4.817% 3/14/2049[7]		7,500	7,223
Quebec (Province of) 2.75% 4/12/2027		23,200	21,702
Saskatchewan (Province of) 3.25% 6/8/2027		19,319	18,333
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[7]		4,883	4,847
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[7]		310	310
Swedish Export Credit Corp. 3.625% 9/3/2024		36,618	35,802
United Mexican States 2.659% 5/24/2031		23,299	19,427
United Mexican States 4.875% 5/19/2033		9,165	8,762
United Mexican States 6.338% 5/4/2053		8,605	8,787
United Mexican States 3.771% 5/24/2061		13,292	9,071
			774,740

American Balanced Fund	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.32%
California 0.05%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	USD	7,980	$5,593
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052		11,515	8,106
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026		5,955	5,421
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027		8,260	7,369
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		4,330	3,532
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036		5,365	4,389
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A, 3.115% 6/1/2038		25,195	19,653
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041		8,055	6,136
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.293% 6/1/2042		7,670	5,784
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.00% 6/1/2046		7,280	6,709
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025		5,000	4,631
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027		5,400	4,791
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		6,450	5,302
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041		2,690	1,969
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051		11,320	8,172
			97,557

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 11/15/2044		30	30

Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		10,760	9,938
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		44,105	39,071
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		43,308	36,143
			85,152

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036		960	769
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043		1,260	958
			1,727

Illinois 0.13%
G.O. Bonds, Series 2019-A, 4.20% 4/1/2024		11,890	11,728
G.O. Bonds, Series 2019-A, 4.50% 4/1/2025		6,750	6,597
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		220,450	216,866
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033		30,532	29,898
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035		5,732	5,988
			271,077

Michigan 0.01%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 10/15/2040		6,555	4,982
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122		10,670	8,455
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052		6,660	5,381
			18,818

42	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	USD	17,250	$15,591
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028		19,440	16,928
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 12/15/2025		830	823
			33,342

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		51,560	44,222

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 5/1/2034		50	50
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 11/1/2044		25	25
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045		620	617
			692

Wisconsin 0.05%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		95,030	89,176

Total municipals			641,793

Federal agency bonds & notes 0.05%
Fannie Mae 0.375% 8/25/2025[9]		16,060	14,616
Fannie Mae 0.75% 10/8/2027[9]		11,330	9,829
Fannie Mae 0.875% 8/5/2030[9]		17,097	13,748
Federal Farm Credit Banks 1.75% 2/14/2025		13,983	13,290
Federal Home Loan Bank 5.50% 7/15/2036		600	681
Korea Housing Finance Corp. 4.625% 2/24/2028[7]		19,870	19,587
Private Export Funding Corp. 3.55% 1/15/2024		25,667	25,365
			97,116

Total bonds, notes & other debt instruments (cost: $62,986,711,000)			59,711,017

Short-term securities 10.80%	Shares
Money market investments 10.33%
Capital Group Central Cash Fund 5.15%[2,13]		208,811,702	20,883,258

Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 5.15%[2,13,14]		1,418,220	141,836
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[13,14]		78,490,943	78,491
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.00%[13,14]		71,400,000	71,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[13,14]		71,400,000	71,400
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.99%[13,14]		59,500,000	59,500
Fidelity Investments Money Market Government Portfolio, Class I 4.99%[13,14]		53,500,000	53,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[13,14]		53,500,000	53,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.03%[13,14]		47,600,000	47,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.99%[13,14]		17,800,000	17,800
			595,027

American Balanced Fund	43

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
U.S. Treasury bills 0.17%
U.S. Treasury 2/22/2024	4.415%	USD	311,100	$300,889
U.S. Treasury 4/18/2024	4.565		47,000	45,055
				345,944

Total short-term securities (cost: $21,820,039,000)				21,824,229
Total investment securities 106.02% (cost: $167,825,396,000)				214,297,497
Other assets less liabilities (6.02)%				(12,159,501)

Net assets 100.00%				$202,137,996

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
30 Day Federal Funds Futures	Long	3,907	July 2023	USD1,544,935	$99
30 Day Federal Funds Futures	Short	4,481	August 2023	(1,768,643)	180
30 Day Federal Funds Futures	Short	3,004	October 2023	(1,184,922)	(899)
30 Day Federal Funds Futures	Long	3,004	November 2023	1,184,046	(544)
3 Month SOFR Futures	Long	105,343	December 2023	24,913,620	(554,720)
3 Month SOFR Futures	Short	77,365	March 2024	(18,304,559)	438,058
3 Month SOFR Futures	Short	9,943	March 2025	(2,385,699)	77,231
2 Year U.S. Treasury Note Futures	Long	108,531	September 2023	22,069,101	(236,591)
5 Year U.S. Treasury Note Futures	Long	80,770	September 2023	8,649,962	(78,924)
10 Year Japanese Government Bond Futures	Short	339	September 2023	(348,996)	(1,221)
10 Year U.S. Treasury Note Futures	Long	13,526	September 2023	1,518,505	(16,831)
10 Year Ultra U.S. Treasury Note Futures	Short	45,805	September 2023	(5,425,030)	56,901
20 Year U.S. Treasury Bond Futures	Long	3,314	September 2023	420,567	709
30 Year Ultra U.S. Treasury Bond Futures	Long	12,168	September 2023	1,657,510	13,150
					$(303,402)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
0.207%	Annual	U.S. EFFR	Annual	2/26/2024	USD1,341,000	$(44,739)	$—	$(44,739)
0.3325%	Annual	U.S. EFFR	Annual	4/2/2024	735,000	(27,404)	—	(27,404)
4.1645%	Annual	SOFR	Annual	1/24/2025	18,553	(255)	—	(255)
4.16253%	Annual	SOFR	Annual	1/24/2025	1,147,151	(15,794)	—	(15,794)
3.7515%	Annual	SOFR	Annual	3/28/2025	287,600	(5,797)	—	(5,797)
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	301,000	26,895	—	26,895
4.265%	Annual	SOFR	Annual	2/16/2026	237,725	(1,517)	—	(1,517)
4.27%	Annual	SOFR	Annual	2/16/2026	479,019	(2,998)	—	(2,998)
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	(546)	—	(546)
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	(585)	—	(585)
4.3035%	Annual	SOFR	Annual	2/17/2026	142,700	(777)	—	(777)
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	(871)	—	(871)
4.2515%	Annual	SOFR	Annual	2/17/2026	141,314	(949)	—	(949)
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(5,481)	—	(5,481)
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(4,032)	—	(4,032)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(3,331)	—	(3,331)
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	(2,756)	—	(2,756)

44	American Balanced Fund

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
3.342%	Annual	SOFR	Annual	4/19/2030	USD124,700	$(2,837)	$—	$(2,837)
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	(2,819)	—	(2,819)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(4,413)	—	(4,413)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(3,249)	—	(3,249)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(3,442)	—	(3,442)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(3,978)	—	(3,978)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(3,760)	—	(3,760)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(3,834)	—	(3,834)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	15,025	—	15,025
SOFR	Annual	3.2015%	Annual	1/19/2033	112,387	3,389	—	3,389
SOFR	Annual	3.1205%	Annual	1/20/2033	247,490	9,062	—	9,062
SOFR	Annual	3.16653%	Annual	1/24/2033	255,784	8,427	—	8,427
SOFR	Annual	3.18606%	Annual	1/24/2033	236,491	7,423	—	7,423
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	3,329	—	3,329
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	2,456	—	2,456
SOFR	Annual	3.02%	Annual	1/12/2053	70,100	2,381	—	2,381
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	1,633	—	1,633
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	1,128	—	1,128
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	807	—	807
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	687	—	687
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	792	—	792
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	1,884	—	1,884
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	2,104	—	2,104
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	819	—	819
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	608	—	608
SOFR	Annual	3.1605%	Annual	5/19/2053	47,600	304	—	304
						$(57,011)	$—	$(57,011)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD	2,079,896	$(31,082)	$(12,335)	$(18,747)

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2023 (000)	Dividend or interest income (000)
Common stocks 0.94%
Financials 0.37%
Synchrony Financial	$727,693	$—	$—	$—	$23,473	$751,166	$10,187
Consumer discretionary 0.36%
Aramark	354,202	351,641	—	—	22,260	728,103	3,442
Materials 0.21%
Royal Gold, Inc.	406,919	12,530	—	—	7,762	427,211	2,708
Total common stocks						1,906,480
Investment funds 3.66%
Capital Group Central Corporate Bond Fund	8,696,558	1,043,769	2,504,513	(408,823)	560,459	7,387,450	150,485

American Balanced Fund	45

Investments in affiliates2 (continued)

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2023 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.01%
Financials 0.01%
Synchrony Financial 4.375% 3/19/2024	$11,348	$—	$—	$—	$(21)	$11,327	$253
Synchrony Financial 4.25% 8/15/2024	12,093	—	—	—	(163)	11,930	253
						23,257
Short-term securities 10.40%
Money market investments 10.33%
Capital Group Central Cash Fund 5.15%[13]	14,969,241	20,905,003	14,994,734	478	3,270	20,883,258	445,737
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 5.15%[13,14]	60,701	81,13515				141,836	—	[16]
Total short-term securities						21,025,094
Total 15.01%				$(408,345)	$617,040	$30,342,281	$613,065

Restricted securities12

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,11]	12/6/2022	$24,981	$24,913		.02%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,11]	12/6/2022	4,064	4,054	.00	[17]
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD-LIBOR + 0.96%) 6.22% 4/16/2031[4,5]	10/28/2022	3,422	3,475	.00	[17]
Total		$32,467	$32,442		.02%

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $793,834,000, which represented .39% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,679,516,000, which represented 4.79% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $457,044,000, which represented .23% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Value determined using significant unobservable inputs.
[12]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $32,442,000, which represented .02% of the net assets of the fund.
[13]	Rate represents the seven-day yield at 6/30/2023.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[17]	Amount less than .01%.

46	American Balanced Fund

Key to abbreviations

ADR = American Depositary Receipts

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dev. = Development

EFFR = Effective Federal Funds Rate

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Balanced Fund	47

Financial statements

Statement of assets and liabilities at June 30, 2023	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $793,834 of investment securities on loan):
Unaffiliated issuers (cost: $136,505,873)	$183,955,216
Affiliated issuers (cost: $31,319,523)	30,342,281	$214,297,497
Cash		21,603
Cash denominated in currencies other than U.S. dollars (cost: $6,182)		6,182
Receivables for:
Sales of investments	8,030,916
Sales of fund’s shares	182,502
Dividends and interest	638,850
Variation margin on futures contracts	26,488
Variation margin on centrally cleared swap contracts	2,357
Other	1,573	8,882,686
		223,207,968
Liabilities:
Collateral for securities on loan		595,027
Payables for:
Purchases of investments	20,189,373
Repurchases of fund’s shares	143,739
Investment advisory services	35,256
Services provided by related parties	40,169
Trustees’ deferred compensation	4,606
Variation margin on futures contracts	24,428
Variation margin on centrally cleared swap contracts	11,286
Other	26,088	20,474,945
Net assets at June 30, 2023		$202,137,996
Net assets consist of:
Capital paid in on shares of beneficial interest		$154,836,984
Total distributable earnings		47,301,012
Net assets at June 30, 2023		$202,137,996

Refer to the notes to financial statements.

48	American Balanced Fund

Financial statements (continued)

Statement of assets and liabilities at June 30, 2023 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (6,628,301 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$94,920,074	3,110,572		$30.52
Class C	8,638,558	285,238		30.29
Class T	12	—	*	30.51
Class F-1	4,039,262	132,494		30.49
Class F-2	23,843,674	782,076		30.49
Class F-3	10,053,523	329,649		30.50
Class 529-A	5,214,471	171,235		30.45
Class 529-C	280,384	9,194		30.50
Class 529-E	172,580	5,670		30.44
Class 529-T	16	1		30.51
Class 529-F-1	11	—	*	30.42
Class 529-F-2	435,721	14,281		30.51
Class 529-F-3	874	29		30.51
Class R-1	176,687	5,840		30.25
Class R-2	1,091,084	36,028		30.28
Class R-2E	133,011	4,380		30.37
Class R-3	2,340,946	77,175		30.33
Class R-4	4,075,406	133,799		30.46
Class R-5E	705,118	23,131		30.48
Class R-5	987,499	32,319		30.55
Class R-6	45,029,085	1,475,190		30.52

*	Amount less than one thousand.

Refer to the notes to financial statements.

American Balanced Fund	49

Financial statements (continued)

Statement of operations for the six months ended June 30, 2023	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $20,128; also includes $612,559 from affiliates)	$1,926,007
Interest (includes $506 from affiliates)	941,030
Securities lending income (net of fees)	1,317	$2,868,354
Fees and expenses*:
Investment advisory services	209,522
Distribution services	186,507
Transfer agent services	58,503
Administrative services	29,241
529 plan services	1,770
Reports to shareholders	1,827
Registration statement and prospectus	1,065
Trustees’ compensation	578
Auditing and legal	138
Custodian	898
Other	130	490,179
Net investment income		2,378,175

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	1,808,819
Affiliated issuers	(408,345)
Futures contracts	(489,174)
Swap contracts	(122,790)
Currency transactions	829	789,339
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $16,388):
Unaffiliated issuers	9,648,194
Affiliated issuers	617,040
Futures contracts	(421,882)
Swap contracts	32,791
Currency translations	597	9,876,740
Net realized gain and unrealized appreciation		10,666,079

Net increase in net assets resulting from operations		$13,044,254

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

50	American Balanced Fund

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income	$2,378,175	$4,408,134
Net realized gain (loss)	789,339	(2,645,987)
Net unrealized appreciation (depreciation)	9,876,740	(28,988,224)
Net increase (decrease) in net assets resulting from operations	13,044,254	(27,226,077)

Distributions paid to shareholders	(1,394,756)	(4,557,897)

Net capital share transactions	(1,415,714)	(979,233)

Total increase (decrease) in net assets	10,233,784	(32,763,207)

Net assets:
Beginning of period	191,904,212	224,667,419
End of period	$202,137,996	$191,904,212

*	Unaudited.

Refer to the notes to financial statements.

American Balanced Fund	51

Notes to financial statements	unaudited

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

52	American Balanced Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

American Balanced Fund	53

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$26,222,259	$517,727	$—	$26,739,986
Health care	17,438,012	1,154,048	—	18,592,060
Financials	13,288,508	425,908	—	13,714,416
Consumer staples	10,882,074	1,582,149	—	12,464,223
Industrials	12,013,341	314,613	—	12,327,954
Consumer discretionary	10,515,145	956,285	—	11,471,430
Communication services	10,322,871	—	—	10,322,871
Energy	8,430,305	—	—	8,430,305
Materials	3,882,415	730,969	—	4,613,384
Real estate	3,685,920	—	—	3,685,920
Utilities	3,012,252	—	—	3,012,252
Investment funds	7,387,450	—	—	7,387,450
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	23,687,415	—	23,687,415
Corporate bonds, notes & loans	—	14,603,867	—	14,603,867
U.S. Treasury bonds & notes	—	14,325,361	—	14,325,361
Asset-backed obligations	—	5,486,588	94,137	5,580,725
Bonds & notes of governments & government agencies outside the U.S.	—	774,740	—	774,740
Municipals	—	641,793	—	641,793
Federal agency bonds & notes	—	97,116	—	97,116
Short-term securities	21,478,285	345,944	—	21,824,229
Total	$148,558,837	$65,644,523	$94,137	$214,297,497

54	American Balanced Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$586,328	$—	$—	$586,328
Unrealized appreciation on centrally cleared interest rate swaps	—	89,153	—	89,153
Liabilities:
Unrealized depreciation on futures contracts	(889,730)	—	—	(889,730)
Unrealized depreciation on centrally cleared interest rate swaps	—	(146,164)	—	(146,164)
Unrealized depreciation on centrally cleared credit default swaps	—	(18,747)	—	(18,747)
Total	$(303,402)	$(75,758)	$—	$(379,160)

*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Balanced Fund	55

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

56	American Balanced Fund

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of June 30, 2023, the total value of securities on loan was $793,834,000, and the total value of collateral received was $832,447,000. Collateral received includes cash of $595,027,000 and U.S. government securities of $237,420,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $76,523,465,000.

American Balanced Fund	57

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $11,135,550,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $3,479,292,000.

58	American Balanced Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$586,328	Unrealized depreciation*	$889,730
Swap (centrally cleared)	Interest	Unrealized appreciation*	89,153	Unrealized depreciation*	146,164
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	18,747
			$675,481		$1,054,641

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(489,174)	Net unrealized depreciation on futures contracts	$(421,882)
Swap	Interest	Net realized loss on swap contracts	(84,580)	Net unrealized appreciation on swap contracts	36,001
Swap	Credit	Net realized loss on swap contracts	(38,210)	Net unrealized depreciation on swap contracts	(3,210)
			$(611,964)		$(389,091)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

American Balanced Fund	59

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,241,051
Capital loss carryforward*	(2,740,502)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$53,566,187
Gross unrealized depreciation on investments	(7,543,201)
Net unrealized appreciation on investments	46,022,986
Cost of investments	167,907,686

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2023					Year ended December 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$624,730		$—	$624,730		$1,534,834		$563,404		$2,098,238
Class C	26,567		—	26,567		82,906		58,334		141,240
Class T	—	†	—	—	†	—	†	—	†	—	†
Class F-1	26,163		—	26,163		67,186		25,958		93,144
Class F-2	180,163		—	180,163		427,534		140,382		567,916
Class F-3	81,434		—	81,434		189,276		57,986		247,262
Class 529-A	33,334		—	33,334		83,139		31,487		114,626
Class 529-C	771		—	771		2,488		1,936		4,424
Class 529-E	915		—	915		2,405		1,082		3,487
Class 529-T	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-1	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-2	3,344		—	3,344		7,556		2,425		9,981
Class 529-F-3	7		—	7		17		5		22
Class R-1	532		—	532		1,516		1,020		2,536
Class R-2	3,292		—	3,292		9,503		6,829		16,332
Class R-2E	577		—	577		1,497		811		2,308
Class R-3	12,008		—	12,008		32,264		15,193		47,457
Class R-4	26,661		—	26,661		70,832		27,438		98,270
Class R-5E	5,256		—	5,256		11,965		4,012		15,977
Class R-5	7,951		—	7,951		20,691		6,749		27,440
Class R-6	361,051		—	361,051		817,370		249,867		1,067,237
Total	$1,394,756		$—	$1,394,756		$3,362,979		$1,194,918		$4,557,897

†	Amount less than one thousand.

60	American Balanced Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.199% on such assets in excess of $233 billion. For the six months ended June 30, 2023, the investment advisory services fees were $209,522,000, which were equivalent to an annualized rate of 0.215% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2023, unreimbursed expenses subject to reimbursement totaled $16,800,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

American Balanced Fund	61

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2023, the 529 plan services fees were $1,770,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

For the six months ended June 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$114,842	$32,768		$13,781		Not applicable
Class C	43,147	3,089		1,295		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	4,847	2,358		598		Not applicable
Class F-2	Not applicable	11,806		3,418		Not applicable
Class F-3	Not applicable	58		1,452		Not applicable
Class 529-A	5,782	1,610		753		$1,512
Class 529-C	1,386	90		42		84
Class 529-E	419	29		25		50
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	26		62		124
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	849	68		25		Not applicable
Class R-2	3,995	1,751		160		Not applicable
Class R-2E	384	126		19		Not applicable
Class R-3	5,791	1,691		348		Not applicable
Class R-4	5,065	2,025		608		Not applicable
Class R-5E	Not applicable	509		103		Not applicable
Class R-5	Not applicable	245		147		Not applicable
Class R-6	Not applicable	254		6,405		Not applicable
Total class-specific expenses	$186,507	$58,503		$29,241		$1,770
*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $578,000 in the fund’s statement of operations reflects $482,000 in current fees (either paid in cash or deferred) and a net increase of $96,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

62	American Balanced Fund

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $245,448,000 and $347,112,000, respectively, which generated $24,929,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*				Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class A	$3,211,748		108,715		$615,036		20,960		$(5,262,776)	(178,137)	$(1,435,992)	(48,462)
Class C	397,918		13,571		26,347		905		(1,124,165)	(38,399)	(699,900)	(23,923)
Class T	—		—		—		—		—	—	—	—
Class F-1	110,668		3,743		25,948		886		(342,902)	(11,609)	(206,286)	(6,980)
Class F-2	2,213,648		74,952		173,596		5,922		(2,285,791)	(77,443)	101,453	3,431
Class F-3	859,735		29,100		80,786		2,754		(965,562)	(32,722)	(25,041)	(868)
Class 529-A	262,735		8,910		33,320		1,138		(359,914)	(12,219)	(63,859)	(2,171)
Class 529-C	29,941		1,014		769		26		(52,524)	(1,782)	(21,814)	(742)
Class 529-E	7,331		248		915		31		(12,782)	(434)	(4,536)	(155)
Class 529-T	—		—		—	†	1		—	—	— †	1
Class 529-F-1	—		—		—	†	—	†	—	—	— †	— †
Class 529-F-2	39,455		1,335		3,343		114		(32,350)	(1,092)	10,448	357
Class 529-F-3	—	†	—	†	7		—	†	(73)	(2)	(66)	(2)
Class R-1	15,518		530		531		18		(17,858)	(610)	(1,809)	(62)
Class R-2	84,659		2,891		3,288		113		(130,284)	(4,450)	(42,337)	(1,446)
Class R-2E	13,650		464		577		20		(14,876)	(509)	(649)	(25)
Class R-3	175,154		5,975		11,995		411		(343,587)	(11,720)	(156,438)	(5,334)
Class R-4	204,956		6,940		26,656		910		(540,359)	(18,391)	(308,747)	(10,541)
Class R-5E	58,901		2,002		5,255		179		(71,677)	(2,431)	(7,521)	(250)
Class R-5	61,383		2,081		7,910		269		(137,800)	(4,642)	(68,507)	(2,292)
Class R-6	3,503,552		118,653		360,309		12,275		(2,347,974)	(79,611)	1,515,887	51,317
Total net increase (decrease)	$11,250,952		381,124		$1,376,588		46,932		$(14,043,254)	(476,203)	$(1,415,714)	(48,147)

Refer to the end of the table for footnotes.

American Balanced Fund	63

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$8,801,744	290,903	$2,068,339		70,750		$(10,816,395)	(363,078)	$53,688	(1,425)
Class C	1,087,840	36,123	140,196		4,855		(2,228,175)	(74,994)	(1,000,139)	(34,016)
Class T	—	—	—		—		—	—	—	—
Class F-1	372,743	12,282	92,402		3,164		(804,668)	(26,931)	(339,523)	(11,485)
Class F-2	5,303,604	176,224	548,685		18,774		(5,630,806)	(190,034)	221,483	4,964
Class F-3	2,286,077	76,013	245,307		8,387		(2,104,017)	(70,615)	427,367	13,785
Class 529-A	562,369	18,654	114,588		3,929		(798,311)	(26,666)	(121,354)	(4,083)
Class 529-C	67,239	2,234	4,421		152		(123,649)	(4,109)	(51,989)	(1,723)
Class 529-E	21,087	696	3,483		120		(35,887)	(1,197)	(11,317)	(381)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	80,060	2,672	9,980		340		(69,906)	(2,349)	20,134	663
Class 529-F-3	—	—	22		1		—	—	22	1
Class R-1	39,343	1,316	2,532		88		(26,202)	(898)	15,673	506
Class R-2	193,579	6,476	16,317		565		(285,917)	(9,527)	(76,021)	(2,486)
Class R-2E	33,706	1,100	2,308		80		(44,409)	(1,468)	(8,395)	(288)
Class R-3	410,524	13,670	47,406		1,634		(638,677)	(21,350)	(180,747)	(6,046)
Class R-4	506,443	16,740	98,247		3,368		(1,134,538)	(37,935)	(529,848)	(17,827)
Class R-5E	204,646	6,746	15,971		547		(128,127)	(4,300)	92,490	2,993
Class R-5	147,226	4,876	27,324		933		(328,306)	(10,997)	(153,756)	(5,188)
Class R-6	4,330,032	144,195	1,066,576		36,431		(4,733,609)	(158,855)	662,999	21,771
Total net increase (decrease)	$24,448,262	810,920	$4,504,104		154,118		$(29,931,599)	(1,005,303)	$(979,233)	(40,265)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $150,132,269,000 and $152,289,248,000, respectively, during the six months ended June 30, 2023.

64	American Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class A:
6/30/2023[4,5]	$28.76	$.35	$1.61	$1.96	$(.20)	$—	$(.20)	$30.52	6.85%[6]	$94,920		.57%[7]		2.37%[7]
12/31/2022	33.47	.64	(4.68)	(4.04)	(.49)	(.18)	(.67)	28.76	(12.11)	90,861		.56		2.13
12/31/2021	30.20	.49	4.22	4.71	(.40)	(1.04)	(1.44)	33.47	15.77	105,787		.56		1.50
12/31/2020	28.50	.48	2.53	3.01	(.40)	(.91)	(1.31)	30.20	10.85	88,070		.58		1.68
12/31/2019	24.90	.54	4.21	4.75	(.55)	(.60)	(1.15)	28.50	19.20	77,537		.58		1.98
12/31/2018	27.15	.53	(1.24)	(.71)	(.52)	(1.02)	(1.54)	24.90	(2.71)	62,648		.57		1.94

Class C:
6/30/2023[4,5]	28.55	.23	1.60	1.83	(.09)	—	(.09)	30.29	6.42 [6]	8,639		1.32	[7]	1.61	[7]
12/31/2022	33.22	.41	(4.64)	(4.23)	(.26)	(.18)	(.44)	28.55	(12.75)	8,825		1.31		1.37
12/31/2021	29.99	.24	4.19	4.43	(.16)	(1.04)	(1.20)	33.22	14.88	11,401		1.31		.75
12/31/2020	28.30	.27	2.52	2.79	(.19)	(.91)	(1.10)	29.99	10.05	10,254		1.32		.95
12/31/2019	24.74	.33	4.17	4.50	(.34)	(.60)	(.94)	28.30	18.27	10,372		1.34		1.22
12/31/2018	26.98	.31	(1.22)	(.91)	(.31)	(1.02)	(1.33)	24.74	(3.45)	8,611		1.36		1.15
Class T:
6/30/2023[4,5]	28.76	.39	1.61	2.00	(.25)	—	(.25)	30.51	6.97 [6,8]	—	[9]	.27	[7,8]	2.66	[7,8]
12/31/2022	33.48	.71	(4.69)	(3.98)	(.56)	(.18)	(.74)	28.76	(11.91)[8]	—	[9]	.31	[8]	2.38	[8]
12/31/2021	30.20	.56	4.24	4.80	(.48)	(1.04)	(1.52)	33.48	16.08 [8]	—	[9]	.32	[8]	1.74	[8]
12/31/2020	28.50	.55	2.53	3.08	(.47)	(.91)	(1.38)	30.20	11.15 [8]	—	[9]	.33	[8]	1.94	[8]
12/31/2019	24.90	.60	4.21	4.81	(.61)	(.60)	(1.21)	28.50	19.48 [8]	—	[9]	.33	[8]	2.22	[8]
12/31/2018	27.15	.59	(1.24)	(.65)	(.58)	(1.02)	(1.60)	24.90	(2.49)[8]	—	[9]	.35	[8]	2.16	[8]
Class F-1:
6/30/2023[4,5]	28.73	.34	1.61	1.95	(.19)	—	(.19)	30.49	6.83 [6]	4,039		.61	[7]	2.33	[7]
12/31/2022	33.44	.62	(4.68)	(4.06)	(.47)	(.18)	(.65)	28.73	(12.18)	4,008		.62		2.07
12/31/2021	30.17	.46	4.23	4.69	(.38)	(1.04)	(1.42)	33.44	15.71	5,048		.62		1.43
12/31/2020	28.47	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.17	10.82	5,468		.62		1.65
12/31/2019	24.88	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.47	19.10	5,496		.64		1.92
12/31/2018	27.13	.51	(1.24)	(.73)	(.50)	(1.02)	(1.52)	24.88	(2.78)	4,599		.64		1.86
Class F-2:
6/30/2023[4,5]	28.74	.38	1.60	1.98	(.23)	—	(.23)	30.49	6.93 [6]	23,844		.35	[7]	2.59	[7]
12/31/2022	33.44	.70	(4.67)	(3.97)	(.55)	(.18)	(.73)	28.74	(11.91)	22,376		.36		2.33
12/31/2021	30.17	.55	4.23	4.78	(.47)	(1.04)	(1.51)	33.44	16.01	25,875		.36		1.71
12/31/2020	28.48	.54	2.52	3.06	(.46)	(.91)	(1.37)	30.17	11.07	19,917		.36		1.89
12/31/2019	24.88	.59	4.21	4.80	(.60)	(.60)	(1.20)	28.48	19.45	16,065		.38		2.18
12/31/2018	27.13	.58	(1.24)	(.66)	(.57)	(1.02)	(1.59)	24.88	(2.52)	11,332		.38		2.14
Class F-3:
6/30/2023[4,5]	28.75	.39	1.61	2.00	(.25)	—	(.25)	30.50	6.98 [6]	10,054		.25	[7]	2.69	[7]
12/31/2022	33.45	.73	(4.67)	(3.94)	(.58)	(.18)	(.76)	28.75	(11.81)	9,501		.25		2.45
12/31/2021	30.18	.59	4.22	4.81	(.50)	(1.04)	(1.54)	33.45	16.13	10,596		.25		1.82
12/31/2020	28.49	.57	2.52	3.09	(.49)	(.91)	(1.40)	30.18	11.19	7,602		.26		1.99
12/31/2019	24.89	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.49	19.56	5,606		.27		2.29
12/31/2018	27.14	.61	(1.24)	(.63)	(.60)	(1.02)	(1.62)	24.89	(2.43)	3,401		.29		2.24
Class 529-A:
6/30/2023[4,5]	28.70	.34	1.60	1.94	(.19)	—	(.19)	30.45	6.80 [6]	5,214		.60	[7]	2.34	[7]
12/31/2022	33.40	.63	(4.68)	(4.05)	(.47)	(.18)	(.65)	28.70	(12.13)	4,977		.60		2.09
12/31/2021	30.14	.47	4.22	4.69	(.39)	(1.04)	(1.43)	33.40	15.72	5,929		.60		1.46
12/31/2020	28.45	.46	2.53	2.99	(.39)	(.91)	(1.30)	30.14	10.79	5,163		.62		1.64
12/31/2019	24.86	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.45	19.11	4,444		.64		1.92
12/31/2018	27.11	.50	(1.23)	(.73)	(.50)	(1.02)	(1.52)	24.86	(2.78)	3,733		.65		1.86

Refer to the end of the table for footnotes.

American Balanced Fund	65

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class 529-C:
6/30/2023[4,5]	$28.74	$.23	$1.61	$1.84	$(.08)	$—	$(.08)	$30.50	6.39%[6]		$280		1.37%[7]		1.56%[7]
12/31/2022	33.44	.39	(4.67)	(4.28)	(.24)	(.18)	(.42)	28.74	(12.82)		286		1.36		1.31
12/31/2021	30.17	.23	4.22	4.45	(.14)	(1.04)	(1.18)	33.44	14.86		390		1.35		.70
12/31/2020	28.46	.27	2.52	2.79	(.17)	(.91)	(1.08)	30.17	9.98		405		1.36		.97
12/31/2019	24.86	.32	4.20	4.52	(.32)	(.60)	(.92)	28.46	18.27		755		1.38		1.17
12/31/2018	27.11	.30	(1.24)	(.94)	(.29)	(1.02)	(1.31)	24.86	(3.53)		723		1.40		1.10
Class 529-E:
6/30/2023[4,5]	28.69	.31	1.60	1.91	(.16)	—	(.16)	30.44	6.68	[6]	173		.84	[7]	2.10	[7]
12/31/2022	33.39	.55	(4.67)	(4.12)	(.40)	(.18)	(.58)	28.69	(12.35)		167		.84		1.85
12/31/2021	30.13	.39	4.22	4.61	(.31)	(1.04)	(1.35)	33.39	15.46		207		.83		1.22
12/31/2020	28.43	.40	2.53	2.93	(.32)	(.91)	(1.23)	30.13	10.58		195		.84		1.42
12/31/2019	24.84	.46	4.20	4.66	(.47)	(.60)	(1.07)	28.43	18.86		186		.86		1.69
12/31/2018	27.09	.44	(1.23)	(.79)	(.44)	(1.02)	(1.46)	24.84	(3.02)		165		.88		1.63
Class 529-T:
6/30/2023[4,5]	28.76	.38	1.60	1.98	(.23)	—	(.23)	30.51	6.93	[6,8]	—	[9]	.36	[7,8]	2.58	[7,8]
12/31/2022	33.47	.70	(4.68)	(3.98)	(.55)	(.18)	(.73)	28.76	(11.91)[8]		—	[9]	.35	[8]	2.35	[8]
12/31/2021	30.20	.55	4.22	4.77	(.46)	(1.04)	(1.50)	33.47	15.97	[8]	—	[9]	.38	[8]	1.69	[8]
12/31/2020	28.50	.54	2.53	3.07	(.46)	(.91)	(1.37)	30.20	11.10	[8]	—	[9]	.37	[8]	1.89	[8]
12/31/2019	24.90	.59	4.20	4.79	(.59)	(.60)	(1.19)	28.50	19.41	[8]	—	[9]	.39	[8]	2.16	[8]
12/31/2018	27.15	.57	(1.23)	(.66)	(.57)	(1.02)	(1.59)	24.90	(2.55)[8]		—	[9]	.41	[8]	2.09	[8]
Class 529-F-1:
6/30/2023[4,5]	28.67	.36	1.61	1.97	(.22)	—	(.22)	30.42	6.92	[6,8]	—	[9]	.43	[7,8]	2.50	[7,8]
12/31/2022	33.37	.68	(4.68)	(4.00)	(.52)	(.18)	(.70)	28.67	(12.01)[8]		—	[9]	.43	[8]	2.27	[8]
12/31/2021	30.11	.53	4.21	4.74	(.44)	(1.04)	(1.48)	33.37	15.93	[8]	—	[9]	.43	[8]	1.63	[8]
12/31/2020	28.42	.52	2.53	3.05	(.45)	(.91)	(1.36)	30.11	11.07	[8]	—	[9]	.38	[8]	1.88	[8]
12/31/2019	24.84	.59	4.18	4.77	(.59)	(.60)	(1.19)	28.42	19.38		286		.40		2.16
12/31/2018	27.09	.57	(1.23)	(.66)	(.57)	(1.02)	(1.59)	24.84	(2.56)		201		.41		2.10
Class 529-F-2:
6/30/2023[4,5]	28.76	.38	1.61	1.99	(.24)	—	(.24)	30.51	6.95	[6]	436		.32	[7]	2.62	[7]
12/31/2022	33.47	.71	(4.69)	(3.98)	(.55)	(.18)	(.73)	28.76	(11.91)		400		.35		2.35
12/31/2021	30.20	.55	4.22	4.77	(.46)	(1.04)	(1.50)	33.47	15.99		444		.36		1.70
12/31/2020[4,10]	28.35	.09	2.65	2.74	(.12)	(.77)	(.89)	30.20	9.67	[6]	336		.06	[6]	.32	[6]
Class 529-F-3:
6/30/2023[4,5]	28.75	.38	1.62	2.00	(.24)	—	(.24)	30.51	6.98	[6]	1		.31	[7]	2.63	[7]
12/31/2022	33.46	.72	(4.69)	(3.97)	(.56)	(.18)	(.74)	28.75	(11.89)		1		.31		2.39
12/31/2021	30.19	.57	4.22	4.79	(.48)	(1.04)	(1.52)	33.46	16.06		1		.31		1.75
12/31/2020[4,10]	28.35	.10	2.63	2.73	(.12)	(.77)	(.89)	30.19	9.66	[6]	1		.05	[6]	.35	[6]
Class R-1:
6/30/2023[4,5]	28.52	.23	1.59	1.82	(.09)	—	(.09)	30.25	6.40	[6]	177		1.33	[7]	1.62	[7]
12/31/2022	33.19	.41	(4.64)	(4.23)	(.26)	(.18)	(.44)	28.52	(12.76)		168		1.33		1.38
12/31/2021	29.96	.24	4.19	4.43	(.16)	(1.04)	(1.20)	33.19	14.89		179		1.32		.74
12/31/2020	28.28	.26	2.52	2.78	(.19)	(.91)	(1.10)	29.96	10.03		157		1.33		.93
12/31/2019	24.72	.32	4.17	4.49	(.33)	(.60)	(.93)	28.28	18.26		126		1.36		1.20
12/31/2018	26.97	.30	(1.23)	(.93)	(.30)	(1.02)	(1.32)	24.72	(3.48)		110		1.37		1.13

Refer to the end of the table for footnotes.

66	American Balanced Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class R-2:
6/30/2023[4,5]	$28.55	$.23	$1.59	$1.82	$(.09)	$—	$(.09)	$30.28	6.39%[6]	$1,091	1.33%[7]		1.61%[7]
12/31/2022	33.22	.40	(4.64)	(4.24)	(.25)	(.18)	(.43)	28.55	(12.78)	1,070	1.34		1.34
12/31/2021	29.99	.23	4.19	4.42	(.15)	(1.04)	(1.19)	33.22	14.86	1,327	1.33		.73
12/31/2020	28.30	.26	2.53	2.79	(.19)	(.91)	(1.10)	29.99	10.03	1,201	1.34		.93
12/31/2019	24.73	.32	4.18	4.50	(.33)	(.60)	(.93)	28.30	18.25	1,220	1.36		1.20
12/31/2018	26.98	.31	(1.24)	(.93)	(.30)	(1.02)	(1.32)	24.73	(3.46)	1,111	1.37		1.13
Class R-2E:
6/30/2023[4,5]	28.63	.28	1.59	1.87	(.13)	—	(.13)	30.37	6.55 [6]	133	1.05	[7]	1.90	[7]
12/31/2022	33.31	.49	(4.66)	(4.17)	(.33)	(.18)	(.51)	28.63	(12.53)	126	1.06		1.63
12/31/2021	30.06	.33	4.20	4.53	(.24)	(1.04)	(1.28)	33.31	15.21	156	1.05		1.01
12/31/2020	28.37	.34	2.53	2.87	(.27)	(.91)	(1.18)	30.06	10.34	136	1.05		1.21
12/31/2019	24.80	.40	4.19	4.59	(.42)	(.60)	(1.02)	28.37	18.60	119	1.07		1.49
12/31/2018	27.05	.39	(1.23)	(.84)	(.39)	(1.02)	(1.41)	24.80	(3.20)	75	1.08		1.44
Class R-3:
6/30/2023[4,5]	28.59	.30	1.59	1.89	(.15)	—	(.15)	30.33	6.64 [6]	2,341	.90	[7]	2.04	[7]
12/31/2022	33.28	.53	(4.66)	(4.13)	(.38)	(.18)	(.56)	28.59	(12.40)	2,359	.90		1.78
12/31/2021	30.03	.37	4.21	4.58	(.29)	(1.04)	(1.33)	33.28	15.36	2,947	.90		1.16
12/31/2020	28.34	.38	2.53	2.91	(.31)	(.91)	(1.22)	30.03	10.51	2,910	.90		1.36
12/31/2019	24.77	.44	4.18	4.62	(.45)	(.60)	(1.05)	28.34	18.77	3,021	.92		1.64
12/31/2018	27.01	.43	(1.23)	(.80)	(.42)	(1.02)	(1.44)	24.77	(3.04)	2,992	.93		1.57
Class R-4:
6/30/2023[4,5]	28.71	.34	1.61	1.95	(.20)	—	(.20)	30.46	6.80 [6]	4,075	.60	[7]	2.34	[7]
12/31/2022	33.41	.62	(4.67)	(4.05)	(.47)	(.18)	(.65)	28.71	(12.14)	4,144	.60		2.08
12/31/2021	30.14	.46	4.23	4.69	(.38)	(1.04)	(1.42)	33.41	15.72	5,418	.60		1.43
12/31/2020	28.44	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.14	10.85	6,666	.60		1.66
12/31/2019	24.85	.53	4.19	4.72	(.53)	(.60)	(1.13)	28.44	19.15	6,398	.62		1.94
12/31/2018	27.10	.51	(1.24)	(.73)	(.50)	(1.02)	(1.52)	24.85	(2.77)	5,667	.63		1.87
Class R-5E:
6/30/2023[4,5]	28.73	.37	1.61	1.98	(.23)	—	(.23)	30.48	6.91 [6]	705	.40	[7]	2.54	[7]
12/31/2022	33.44	.69	(4.69)	(4.00)	(.53)	(.18)	(.71)	28.73	(11.98)	672	.41		2.30
12/31/2021	30.17	.54	4.22	4.76	(.45)	(1.04)	(1.49)	33.44	15.97	682	.40		1.67
12/31/2020	28.47	.53	2.53	3.06	(.45)	(.91)	(1.36)	30.17	11.08	583	.40		1.86
12/31/2019	24.88	.58	4.20	4.78	(.59)	(.60)	(1.19)	28.47	19.36	460	.42		2.13
12/31/2018	27.12	.60	(1.27)	(.67)	(.55)	(1.02)	(1.57)	24.88	(2.58)	168	.40		2.19
Class R-5:
6/30/2023[4,5]	28.80	.39	1.60	1.99	(.24)	—	(.24)	30.55	6.94 [6]	987	.30	[7]	2.64	[7]
12/31/2022	33.51	.72	(4.69)	(3.97)	(.56)	(.18)	(.74)	28.80	(11.86)	997	.30		2.38
12/31/2021	30.23	.57	4.23	4.80	(.48)	(1.04)	(1.52)	33.51	16.08	1,334	.30		1.75
12/31/2020	28.53	.56	2.53	3.09	(.48)	(.91)	(1.39)	30.23	11.15	1,623	.30		1.96
12/31/2019	24.93	.61	4.20	4.81	(.61)	(.60)	(1.21)	28.53	19.48	1,646	.32		2.24
12/31/2018	27.18	.59	(1.23)	(.64)	(.59)	(1.02)	(1.61)	24.93	(2.47)	1,809	.33		2.17
Class R-6:
6/30/2023[4,5]	28.77	.40	1.60	2.00	(.25)	—	(.25)	30.52	6.98 [6]	45,029	.25	[7]	2.70	[7]
12/31/2022	33.48	.73	(4.68)	(3.95)	(.58)	(.18)	(.76)	28.77	(11.83)	40,966	.25		2.44
12/31/2021	30.21	.59	4.22	4.81	(.50)	(1.04)	(1.54)	33.48	16.12	46,946	.25		1.82
12/31/2020	28.51	.57	2.53	3.10	(.49)	(.91)	(1.40)	30.21	11.22	32,488	.26		2.00
12/31/2019	24.91	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.51	19.55	26,991	.27		2.29
12/31/2018	27.16	.61	(1.24)	(.63)	(.60)	(1.02)	(1.62)	24.91	(2.42)	19,971	.28		2.23

Refer to the end of the table for footnotes.

American Balanced Fund	67

Financial highlights (continued)

	Six months ended June 30,	Year ended December 31,
Portfolio turnover rate for all share classes11,12	2023[4,5,6]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	23%	52%	53%[13]	65%	67%	72%
Including mortgage dollar roll transactions	89%	157%	158%[13]	176%	104%	105%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Includes the value of securities sold due to redemptions of shares in-kind. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 46% and 152%, respectively, for the year ended December 31, 2021.

Refer to the notes to financial statements.

68	American Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2023, through June 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Balanced Fund	69

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,068.47	$2.92	.57%
Class A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class C – actual return	1,000.00	1,064.24	6.76	1.32
Class C – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class T – actual return	1,000.00	1,069.74	1.39	.27
Class T – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class F-1 – actual return	1,000.00	1,068.31	3.13	.61
Class F-1 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class F-2 – actual return	1,000.00	1,069.31	1.80	.35
Class F-2 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class F-3 – actual return	1,000.00	1,069.82	1.28	.25
Class F-3 – assumed 5% return	1,000.00	1,023.55	1.25	.25
Class 529-A – actual return	1,000.00	1,068.03	3.08	.60
Class 529-A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 529-C – actual return	1,000.00	1,063.86	7.01	1.37
Class 529-C – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class 529-E – actual return	1,000.00	1,066.80	4.30	.84
Class 529-E – assumed 5% return	1,000.00	1,020.63	4.21	.84
Class 529-T – actual return	1,000.00	1,069.28	1.85	.36
Class 529-T – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 529-F-1 – actual return	1,000.00	1,069.17	2.21	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-F-2 – actual return	1,000.00	1,069.47	1.64	.32
Class 529-F-2 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class 529-F-3 – actual return	1,000.00	1,069.83	1.59	.31
Class 529-F-3 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class R-1 – actual return	1,000.00	1,063.95	6.81	1.33
Class R-1 – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class R-2 – actual return	1,000.00	1,063.86	6.81	1.33
Class R-2 – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class R-2E – actual return	1,000.00	1,065.53	5.38	1.05
Class R-2E – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Class R-3 – actual return	1,000.00	1,066.40	4.61	.90
Class R-3 – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class R-4 – actual return	1,000.00	1,068.05	3.08	.60
Class R-4 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class R-5E – actual return	1,000.00	1,069.09	2.05	.40
Class R-5E – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class R-5 – actual return	1,000.00	1,069.43	1.54	.30
Class R-5 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class R-6 – actual return	1,000.00	1,069.76	1.28	.25
Class R-6 – assumed 5% return	1,000.00	1,023.55	1.25	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

70	American Balanced Fund

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72	American Balanced Fund

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American Balanced Fund	75

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

76	American Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: August 31, 2023

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: August 31, 2023